UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04391

Old Mutual Funds II
(Exact name of registrant as specified in charter)

4643 South Ulster Street, Suite 600, Denver, Colorado 80237
(Address of principal executive offices)

Julian F. Sluyters
4643 South Ulster Street, Suite 600, Denver, Colorado 80237
(Name and address of agent for service)

Copies to:

Matthew R. DiClemente, Esq.	Kathryn L. Santoro, Esq.
Stradley Ronon Stevens & Young, LLP	Old Mutual Capital, Inc.
2600 One Commerce Square	4643 South Ulster Street, Suite 700
Philadelphia, PA 19103	Denver, CO 80237
(215) 564-8173	(720) 200-7600

Registrant’s telephone number, including area code: 1-888-772-2888

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Item 1.                       Schedule of Investments.
Old Mutual Analytic U.S. Long/Short Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2011 (Unaudited)

Description	Shares/Face Amount (000)	Value (000)
Common Stock - 115.4%
Aerospace/Defense - 2.6%
Lockheed Martin(B)	11,486	$930
Total Aerospace/Defense		930
Applications Software - 1.4%
Microsoft	19,632	510
Total Applications Software		510
Auto/Truck Parts & Equipment-Original - 2.3%
TRW Automotive Holdings*	14,227	840
Total Auto/Truck Parts & Equipment-Original		840
Auto-Cars/Light Trucks - 2.8%
Ford Motor*(B)	72,801	1,004
Total Auto-Cars/Light Trucks		1,004
Beverages-Non-Alcoholic - 4.2%
Coca-Cola Enterprises(B)	52,133	1,521
Total Beverages-Non-Alcoholic		1,521
Building & Construction Products-Miscellaneous - 2.4%
Owens Corning*(B)	23,725	886
Total Building & Construction Products-Miscellaneous		886
Building-Heavy Construct - 0.4%
Chicago Bridge & Iron, Cl Y	3,914	152
Total Building-Heavy Construct		152
Cable/Satellite TV - 2.5%
DIRECTV, Cl A*	17,658	897
Total Cable/Satellite TV		897
Cellular Telecommunications - 1.9%
MetroPCS Communications*(B)	40,156	691
Total Cellular Telecommunications		691
Chemicals-Diversified - 1.2%
Dow Chemical	12,253	441
Total Chemicals-Diversified		441
Commercial Services-Finance - 2.0%
Western Union	36,505	731
Total Commercial Services-Finance		731
Computer Services - 5.0%
Cognizant Technology Solutions, Cl A*(B)	8,771	643
International Business Machines(B)	6,938	1,190
Total Computer Services		1,833
Computers - 6.6%
Apple*(B)	4,777	1,604
Dell*	47,094	785
Total Computers		2,389
Consumer Products-Miscellaneous - 0.5%
Tupperware Brands	2,445	165
Total Consumer Products-Miscellaneous		165
Cosmetics & Toiletries - 0.3%
Avon Products	3,271	92
Total Cosmetics & Toiletries		92
Diagnostic Kits - 0.2%
IDEXX Laboratories*	1,046	81
Total Diagnostic Kits		81
Distribution/Wholesale - 1.0%
WESCO International*	5,818	315
WW Grainger	398	61
Total Distribution/Wholesale		376
Diversified Banking Institutions - 3.5%
Citigroup(B)	11,840	493
JPMorgan Chase	19,446	796
Total Diversified Banking Institutions		1,289
Diversified Manufacturing Operations - 2.2%
Eaton	15,391	792
Total Diversified Manufacturing Operations		792
E-Commerce/Services - 1.0%
Netflix*	1,114	293
priceline.com*	143	73
Total E-Commerce/Services		366
Electric-Integrated - 2.4%
Constellation Energy Group	106	4
Entergy	9,957	680
Progress Energy	639	31
Westar Energy	5,728	154
Total Electric-Integrated		869
Electronic Components-Miscellaneous - 3.6%
Jabil Circuit	15,281	309
Vishay Intertechnology*(B)	66,440	999
Total Electronic Components-Miscellaneous		1,308
Electronic Components-Semiconductors - 2.2%
Intel	36,924	818
Total Electronic Components-Semiconductors		818
Engineering/R&D Services - 1.7%
URS	13,523	605
Total Engineering/R&D Services		605
Finance-Other Services - 0.0%
NYSE Euronext	319	11
Total Finance-Other Services		11
Financial Guarantee Insurance - 0.7%
Assured Guaranty	14,803	241
Total Financial Guarantee Insurance		241
Food-Meat Products - 2.2%
Tyson Foods, Cl A(B)	41,776	811
Total Food-Meat Products		811
Home Decoration Products - 0.3%
Newell Rubbermaid	6,089	96
Total Home Decoration Products		96
Investment Companies - 0.0%
Ares Capital	854	14
Total Investment Companies		14
Life/Health Insurance - 1.6%
Protective Life	12,161	281
Prudential Financial(B)	4,813	306
Total Life/Health Insurance		587
Machinery-Construction & Mining - 1.5%
Caterpillar	5,271	561
Total Machinery-Construction & Mining		561
Machinery-Farm - 0.2%
AGCO*	1,766	87
Total Machinery-Farm		87
Medical-Biomedical/Genetics - 7.1%
Amgen*(B)	17,897	1,044
Biogen Idec*(B)	10,362	1,108
Gilead Sciences*	5,596	232
Illumina*	432	33
United Therapeutics*	3,087	170
Total Medical-Biomedical/Genetics		2,587
Medical-HMO - 0.7%
UnitedHealth Group(B)	4,841	250
Total Medical-HMO		250
Medical-Wholesale Drug Distributors - 5.7%
AmerisourceBergen	11,256	466
Cardinal Health(B)	35,266	1,602
Total Medical-Wholesale Drug Distributors		2,068
Metal-Copper - 1.0%
Freeport-McMoRan Copper & Gold	7,214	382
Total Metal-Copper		382
Metal-Iron - 1.3%
Cliffs Natural Resources	5,288	489
Total Metal-Iron		489
Multimedia - 3.0%
Viacom, Cl B(B)	21,500	1,097
Total Multimedia		1,097
Oil & Gas Drilling - 0.3%
Patterson-UTI Energy	3,176	100
Total Oil & Gas Drilling		100
Oil Companies-Integrated - 14.2%
Chevron(B)	20,900	2,149
ConocoPhillips(B)	24,187	1,819
Marathon Oil(B)	17,005	896
Murphy Oil	4,487	295
Total Oil Companies-Integrated		5,159
Oil Refining & Marketing - 0.2%
Tesoro*	3,359	77
Total Oil Refining and Marketing		77
Oil-Field Services - 0.1%
Oceaneering International	826	33
Total Oil-Field Services		33
Property/Casualty Insurance - 2.8%
Arch Capital Group*	17,525	559
Travelers	7,570	442
Total Property/Casualty Insurance		1,001
Real Estate Operation/Development - 0.6%
Forest City Enterprises, Cl A*	11,189	209
Total Real Estate Operation/Development		209
REITs-Mortgage - 0.9%
Chimera Investment(B)	99,475	344
Total REITs-Mortgage		344
REITs-Warehouse/Industrial - 0.0%
ProLogis	298	11
Total REITs-Warehouse/Industrial		11
Super-Regional Banks-US - 4.8%
Capital One Financial	3,568	185
KeyCorp	35,657	297
Wells Fargo(B)	44,554	1,250
Total Super-Regional Banks-US		1,732
Telecommunications Services - 0.5%
Virgin Media	5,786	173
Total Telecommunications Services		173
Telephone-Integrated - 3.7%
AT&T(B)	42,946	1,349
Total Telephone-Integrated		1,349
Therapeutics - 1.3%
Warner Chilcott, Cl A	19,093	461
Total Therapeutics		461
Tobacco - 3.4%
Lorillard	3,825	417
Philip Morris International	12,466	832
Total Tobacco		1,249
Transportation-Services - 1.1%
CH Robinson Worldwide	5,206	410
Total Transportation-Services		410
Vitamins & Nutrition Products - 0.9%
Herbalife	5,411	312
Total Vitamins & Nutrition Products		312
Water - 1.0%
American Water Works	12,209	360
Total Water		360
Web Portals/ISP - 0.4%
Google, Cl A*	309	156
Total Web Portals/ISP		156
Total Common Stock (Cost $36,775)		42,003
U.S. Treasury Obligations - 0.7%
United States Treasury Bill 0.005%, 07/07/2011(C)	$250	250
Total U.S. Treasury Obligations (Cost $250)		250
Affiliated Mutual Fund - 1.6%
Old Mutual Cash Reserves Fund, Institutional Class, 0.00%(A)	585,793	586
Total Affiliated Mutual Fund (Cost $586)		586
Total Investments - 117.7% (Cost $37,611)†		42,839
Securities Sold Short - (17.8)%
Auto-Medium & Heavy Duty Trucks - (1.9)%
Oshkosh*	(23,632)	$(684)
Total Auto-Medium & Heavy Duty Trucks		(684)
Beverages-Wine/Spirits - (0.4)%
Central European Distribution*	(12,350)	(138)
Total Beverages-Wine/Spirits		(138)
Building-Residential/Commercial - (2.7)%
KB Home	(34,345)	(336)
MDC Holdings	(26,341)	(649)
Total Building-Residential/Commercial		(985)
Cellular Telecommunications - (1.8)%
Leap Wireless International*	(39,924)	(648)
Total Cellular Telecommunications		(648)
Commercial Banks-Southern US - (0.2)%
BancorpSouth	(4,842)	(60)
Total Commercial Banks-Southern US		(60)
Electronic Components-Semiconductors - (0.3)%
Rambus*	(6,642)	(97)
Total Electronic Components-Semiconductors		(97)
Independent Power Producer - (1.0)%
GenOn Energy*	(97,283)	(376)
Total Independent Power Producer		(376)
Medical-Biomedical/Genetics - (3.4)%
Dendreon*	(16,280)	(642)
Human Genome Sciences*	(24,515)	(602)
Total Medical-Biomedical/Genetics		(1,244)
Oil Companies-Exploration & Production - (1.9)%
Range Resources	(12,509)	(694)
Total Oil Companies-Exploration & Production		(694)
Pipelines - (0.1)%
Oneok	(298)	(22)
Total Pipelines		(22)
Reinsurance - (0.7)%
PartnerRe	(3,849)	(265)
Total Reinsurance		(265)
REITs-Regional Malls - (0.7)%
General Growth Properties	(15,884)	(265)
Total REITs-Regional Malls		(265)
S&L/Thrifts-Eastern US - (1.2)%
Hudson City Bancorp	(54,890)	(450)
Total S&L/Thrifts-Eastern US		(450)
Telecommunications Equipment - (0.5)%
Tellabs	(40,131)	(185)
Total Telecommunications Equipment		(185)
Telecommunications Equipment-Fiber Optics - (1.0)%
Ciena*	(20,630)	(379)
Total Telecommunications Equipment-Fiber Optics		(379)
Total Securities Sold Short (Proceeds Received $(6,416))		(6,492)
Other Assets and Liabilities, Net - 0.1%		54
Total Net Assets - 100.0%		$36,401

* Non-income producing security.

The Fund had the following futures contracts opens as of June 30, 2011:

Contract Description	Number of Contracts	Contract Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)(1)
Long Position:
S&P 500 EMINI Index-Long	14	$921	9/16/2011	$36

(1) The amount represents the fair value of derivative instruments subject to equity contract risk exposure as of June 30, 2011.

* Non-income producing security.
(A) - Investment is a fund within the Old Mutual family of funds and may be deemed to be under common control as it may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to the affiliated mutual fund. The rate reported represents the 7-day effective yield as of June 30, 2011.

(B) - All or a portion of this security is held as cover for securities sold short.
(C) - All or a portion of this security is held as required margin for open futures contracts. The rate reported represents the effective yield at the time of purchase.

Cl - Class
HMO - Health Maintenance Organization
ISP - Internet Service Provider
R&D - Research and Development
REITs - Real Estate Investment Trusts
S&L - Savings & Loan

† At June 30, 2011, the approximate tax basis cost of the Fund’s investments was $37,611 (000), and the unrealized appreciation and depreciation were $5,914 (000) and $(686) (000), respectively.

Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2011 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$42,003	$-	$-	$42,003
U.S. Treasury Obligations	-	250	-	250
Affiliated Mutual Fund	586	-	-	586
Securities Sold Short
Securities Sold Short	(6,492)	-	-	(6,492)
Other Financial Instruments
Futures Contracts*	36	-	-	36
Total Investments	$36,133	$250	$-	$36,383
* Futures Contracts are not reflected in the Schedule of Investments and are valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period, based on the input level assigned under the hierarchy at the beginning and end of the reporting period.

Old Mutual Barrow Hanley Value Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2011 (Unaudited)

Description	Shares	Value (000)
Common Stock - 95.5%
Aerospace/Defense - 2.5%
Raytheon	63,900	$3,185
Total Aerospace/Defense		3,185
Applications Software - 2.5%
Microsoft	123,300	3,206
Total Applications Software		3,206
Beverages-Wine/Spirits - 2.9%
Diageo ADR	44,872	3,674
Total Beverages-Wine/Spirits		3,674
Cellular Telecommunication - 1.1%
Vodafone Group ADR	54,100	1,445
Total Cellular Telecommunication		1,445
Chemicals-Diversified - 1.1%
E.I. du Pont de Nemours	26,400	1,427
Total Chemicals-Diversified		1,427
Computer Services - 3.1%
International Business Machines	23,250	3,988
Total Computer Services		3,988
Computers - 2.3%
Hewlett-Packard	81,403	2,963
Total Computers		2,963
Cruise Lines - 1.2%
Carnival	40,458	1,522
Total Cruise Lines		1,522
Diversified Banking Institutions - 6.6%
Bank of America	189,663	2,079
Citigroup	82,070	3,417
JPMorgan Chase	73,457	3,007
Total Diversified Banking Institutions		8,503
Diversified Manufacturing Operations - 11.9%
Cooper Industries, Cl A	60,300	3,598
General Electric	166,730	3,145
Honeywell International	56,738	3,381
Illinois Tool Works	39,855	2,251
ITT	48,100	2,835
Total Diversified Manufacturing Operations		15,210
Electric-Integrated - 2.5%
Dominion Resources	66,224	3,197
Total Electric-Integrated		3,197
Electronic Components-Semiconductors - 2.3%
Intel	130,400	2,890
Total Electronic Components-Semiconductors		2,890
Finance-Consumer Loans - 1.4%
SLM	108,088	1,817
Total Finance-Consumer Loans		1,817
Finance-Credit Card - 3.2%
American Express	78,662	4,067
Total Finance-Credit Card		4,067
Funeral Services & Related Items - 1.3%
Service Corp International	146,200	1,708
Total Funeral Services & Related Items		1,708
Gas-Distribution - 2.3%
CenterPoint Energy	150,700	2,916
Total Gas-Distribution		2,916
Hotels & Motels - 1.0%
Wyndham Worldwide	39,287	1,322
Total Hotels & Motels		1,322
Medical Products - 5.4%
Baxter International	69,158	4,128
Johnson & Johnson	41,200	2,741
Total Medical Products		6,869
Medical-Drugs - 3.9%
Bristol-Myers Squibb	24,201	701
Pfizer	206,004	4,243
Total Medical-Drugs		4,944
Medical-HMO - 1.9%
WellPoint	31,612	2,490
Total Medical-HMO		2,490
Multi-line Insurance - 1.1%
XL Group, Cl A	61,461	1,351
Total Multi-line Insurance		1,351
Office Automation & Equipment - 1.1%
Xerox	141,400	1,472
Total Office Automation & Equipment		1,472
Oil Companies-Exploration & Production - 3.7%
Occidental Petroleum	46,222	4,809
Total Oil Companies-Exploration & Production		4,809
Oil Companies-Integrated - 3.8%
ConocoPhillips	64,995	4,887
Total Oil Companies-Integrated		4,887
Oil Components-Integrated - 1.5%
Marathon Oil	36,100	1,902
Total Oil Components-Integrated		1,902
Pipelines - 3.2%
Spectra Energy	148,872	4,081
Total Pipelines		4,081
Retail-Drug Store - 1.0%
CVS Caremark	33,800	1,270
Total Retail-Drug Store		1,270
Super-Regional Banks-US - 7.8%
Capital One Financial	53,740	2,777
PNC Financial Services Group	65,836	3,925
Wells Fargo	115,515	3,241
Total Super-Regional Banks-US		9,943
Telephone-Integrated - 2.0%
AT&T	40,714	1,279
Verizon Communications	35,758	1,331
Total Telephone-Integrated		2,610
Television - 1.4%
CBS, Cl B	61,000	1,738
Total Television		1,738
Tobacco - 7.9%
Altria Group	70,432	1,860
Imperial Tobacco Group ADR	52,447	3,492
Philip Morris International	72,400	4,834
Total Tobacco		10,186
Wireless Equipment - 0.6%
Nokia OYJ ADR	129,624	832
Total Wireless Equipment		832
Total Common Stock (Cost $96,923)		122,424
Affiliated Mutual Fund - 4.2%
Old Mutual Cash Reserves Fund, Institutional Class, 0.00%(A)	5,418,479	5,418
Total Affiliated Mutual Fund (Cost $5,418)		5,418
Total Investments - 99.7% (Cost $102,341)†		127,842
Other Assets and Liabilities, Net - 0.3%		360
Total Net Assets - 100.0%		$128,202

(A) - Investment is a fund within the Old Mutual family of funds and may be deemed to be under common control as it may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to the affiliated mutual fund. The rate reported represents the 7-day effective yield as of June 30, 2011.

ADR - American Depositary Receipt
Cl - Class
HMO - Health Maintenance Organization

† At June 30, 2011, the approximate tax basis cost of the Fund’s investments was $102,341 (000), and the unrealized appreciation and depreciation were $31,749 (000) and $(6,248) (000), respectively.

Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2011 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$122,424	$-	$-	$122,424
Affiliated Mutual Fund	$5,418	$-	$-	$5,418
Total Investments	$127,842	$-	$-	$127,842

The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period, based on the input level assigned under the hierarchy at the beginning and end of the reporting period.

Old Mutual Copper Rock International Small Cap Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2011 (Unaudited)

Description	Shares	Value (000)
Foreign Common Stock - 96.5%
Australia - 10.4%
Ausdrill	321,800	$1,148
Challenger	226,400	1,193
DuluxGroup	399,200	1,207
iiNet	393,400	1,104
Iluka Resources	105,000	1,899
Mesoblast*	121,800	1,135
Navitas	203,000	881
NRW Holdings	598,900	1,800
Thorn Group	596,900	1,216
Whitehaven Coal	114,200	717
Total Australia		12,300
Austria - 2.5%
Andritz	13,200	1,361
Austriamicrosystems	33,500	1,659
Total Austria		3,020
Belgium - 1.2%
D'ieteren	21,300	1,456
Total Belgium		1,456
Bermuda - 1.2%
Lancashire Holdings	135,500	1,421
Total Bermuda		1,421
Canada - 7.8%
AGF Management, Cl B	81,200	1,575
Churchill	58,400	992
Dollarama	60,400	2,046
Laurentian Bank of Canada	32,500	1,502
Major Drilling Group International	108,600	1,413
West Fraser Timber	31,000	1,690
Total Canada		9,218
China - 0.9%
China Minzhong Food*	852,000	1,043
Total China		1,043
Colombia - 0.7%
Petrominerales	28,400	834
Total Colombia		834
Cyprus - 0.9%
Songa Offshore*	207,600	1,028
Total Cyprus		1,028
Denmark - 1.0%
Topdanmark*	6,600	1,232
Total Denmark		1,232
Finland - 2.2%
Amer Sports, Cl A	74,000	1,230
Kemira	83,200	1,442
Total Finland		2,672
France - 6.4%
Altran Technologies*	121,800	986
Mersen	19,800	1,118
Plastic Omnium	42,600	1,388
Rexel	58,400	1,447
Trigano	33,000	1,040
Virbac	9,200	1,574
Total France		7,553
Germany - 8.7%
Aareal Bank*	54,500	1,865
Dialog Semiconductor*	61,400	1,120
Gerresheimer	32,500	1,552
Gerry Weber International	20,300	1,333
Jungheinrich	42,600	1,796
Sixt	30,500	1,705
Vossloh	7,100	997
Total Germany		10,368
Hong Kong - 0.6%
Towngas China	1,358,584	726
Total Hong Kong		726
Ireland - 0.9%
Smurfit Kappa Group*	84,800	1,011
Total Ireland		1,011
Italy - 1.1%
Banca Generali	95,400	1,323
Total Italy		1,323
Japan - 18.8%
Awa Bank	112,000	697
Circle K Sunkus	52,800	824
Cosmos Pharmaceutical	29,400	1,242
Fields	500	834
GMO Internet	150,200	675
Hamamatsu Photonics	23,300	1,007
Hoshizaki Electric	62,400	1,385
Iwatani	239,000	850
Japan Petroleum Exploration	23,900	1,122
Kenedix Realty Investment	200	771
Konami	41,100	974
Mitsui Sugar	208,000	837
Nabtesco	46,000	1,114
Nihon Nohyaku	147,000	678
Nippon Densetsu Kogyo	91,000	969
PanaHome	130,000	845
Sanrio	30,000	1,170
Sawai Pharmaceutical	15,200	1,602
SHO-BOND Holdings	45,200	1,090
So-net Entertainment	200	846
Tokyu REIT	125	837
Ube Industries	367,000	1,105
Zeon	96,000	898
Total Japan		22,372
Norway - 2.2%
Atea	113,700	1,195
Discovery Offshore*	121,300	241
Kongsberg Gruppen	42,600	1,211
Total Norway		2,647
South Korea - 4.9%
AtlasBX	34,000	995
GS Home Shopping	12,200	1,559
Himart*	10,800	554
KIWOOM Securities	20,300	1,072
Paradise	248,700	1,619
Total South Korea		5,799
Sweden - 3.0%
Betsson	53,300	1,275
Bilia, Cl A	47,700	861
Wihlborgs Fastigheter	100,500	1,452
Total Sweden		3,588
Switzerland - 2.8%
Helvetia Holding	3,550	1,521
Kaba Holding	4,100	1,781
Total Switzerland		3,302
United Arab Emirates - 0.8%
Exillon Energy*	132,500	925
Total United Arab Emirates		925
United Kingdom - 17.5%
Afren*	550,700	1,395
Bodycote	184,200	1,100
Computacenter	274,000	2,111
Cookson Group	131,000	1,415
Halma	215,200	1,431
ITE Group	395,900	1,387
Jazztel*	281,700	1,805
Majestic Wine	157,169	1,236
Melrose	223,800	1,300
Pace	572,500	979
Perform Group*	319,800	1,063
RPC Group	263,642	1,542
Savills	173,600	1,091
Spectris	39,600	1,014
Spirax-Sarco Engineering	37,000	1,190
Valiant Petroleum*	82,200	779
Total United Kingdom		20,838
Total Foreign Common Stock (Cost $113,436)		114,676
Investment Company - 3.0%
International Equity - 3.0%
iShares MSCI EAFE Small Capital Index Fund	82,843	3,614
Total International Equity		3,614
Total Investment Company (Cost $3,509)		3,614
Affiliated Mutual Fund - 0.5%
Old Mutual Cash Reserves Fund, Institutional Class, 0.00% (A)	570,654	571
Total Affiliated Mutual Fund (Cost $571)		571
Total Investments - 100.0% (Cost $117,516)†		118,861
Other Assets and Liabilities, Net - 0.0%		1
Total Net Assets - 100.0%		$118,862

* Non-income producing security.
(A) - Investment is a fund within the Old Mutual family of funds and may be deemed to be under common control as it may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to the affiliated mutual fund. The rate reported represents the 7-day effective yield as of June 30, 2011.

Cl - Class
REIT - Real Estate Investment Trust

† At June 30, 2011, the approximate tax basis cost of the Fund’s investments was $117,516 (000), and the unrealized appreciation and depreciation were $3,921 (000) and $(2,576) (000), respectively.

Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2011 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Foreign Common Stock
Australia	$-	$12,300	$-	$12,300
Austria	-	3,020	-	3,020
Belgium	-	1,456	-	1,456
Bermuda	-	1,421	-	1,421
Canada	9,218	-	-	9,218
China	-	1,043	-	1,043
Colombia	834	-	-	834
Cyprus	-	1,028	-	1,028
Denmark	-	1,232	-	1,232
Finland	-	2,672	-	2,672
France	-	7,553	-	7,553
Germany	-	10,368	-	10,368
Hong Kong	-	726	-	726
Ireland	-	1,011	-	1,011
Italy	-	1,323	-	1,323
Japan	-	22,372	-	22,372
Norway	-	2,647	-	2,647
South Korea	-	5,799	-	5,799
Sweden	-	3,588	-	3,588
Switzerland	-	3,302	-	3,302
United Arab Emirates	-	925	-	925
United Kingdom	-	20,838	-	20,838
Investment Company	3,614	-	-	3,614
Affiliated Mutual Fund	571	-	-	571
Total Investments	$14,237	$104,624	$-	$118,861

Foreign securities traded in countries outside the Western Hemisphere are fair valued daily by utilizing quotations of an independent pricing service and are classified as Level 2. The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.

Old Mutual Focused Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2011 (Unaudited)

Description	Shares	Value (000)
Common Stock - 95.3%
Agricultural Operations - 2.7%
Archer-Daniels-Midland	540,000	$16,281
Total Agricultural Operations		16,281
Applications Software - 6.4%
Microsoft	1,502,135	39,056
Total Applications Software		39,056
Chemicals-Diversified - 1.9%
Dow Chemical	330,000	11,880
Total Chemicals-Diversified		11,880
Commercial Services-Finance - 2.1%
Visa, Cl A	150,000	12,639
Total Commercial Services-Finance		12,639
Computers - 3.8%
Apple*	69,981	23,491
Total Computers		23,491
Diversified Banking Institutions - 3.6%
JPMorgan Chase	537,301	21,997
Total Diversified Banking Institutions		21,997
Diversified Manufacturing Operations - 5.8%
General Electric	1,881,620	35,487
Total Diversified Manufacturing Operations		35,487
Finance-Other Services - 3.1%
CME Group, Cl A	64,000	18,662
Total Finance-Other Services		18,662
Independent Power Producer - 2.4%
NRG Energy*	587,326	14,437
Total Independent Power Producer		14,437
Investment Management/Advisory Services - 4.7%
BlackRock	83,000	15,920
Invesco	545,000	12,753
Total Investment Management/Advisory Services		28,673
Life/Health Insurance - 3.2%
Prudential Financial	304,504	19,363
Total Life/Health Insurance		19,363
Medical Products - 1.8%
Covidien	210,000	11,178
Total Medical Products		11,178
Medical-Biomedical/Genetics - 4.6%
Celgene*	467,000	28,169
Total Medical-Biomedical/Genetics		28,169
Medical-Drugs - 9.5%
Abbott Laboratories	663,500	34,913
Merck	655,000	23,115
Total Medical-Drugs		58,028
Medical-Generic Drugs - 4.0%
Teva Pharmaceutical Industries ADR	510,000	24,592
Total Medical-Generic Drugs		24,592
Medical-HMO - 1.8%
UnitedHealth Group	212,457	10,959
Total Medical-HMO		10,959
Multi-line Insurance - 11.4%
Allstate	282,644	8,629
Hartford Financial Services Group	585,000	15,427
MetLife	1,037,930	45,534
Total Multi-line Insurance		69,590
Networking Products - 1.7%
Cisco Systems	669,013	10,443
Total Networking Products		10,443
Oil Companies-Integrated - 8.0%
Royal Dutch Shell ADR	519,400	36,945
Suncor Energy	300,000	11,730
Total Oil Companies-Integrated		48,675
Oil-Field Services - 0.9%
Weatherford International*	300,000	5,625
Total Oil-Field Services		5,625
Reinsurance - 1.6%
Berkshire Hathaway, Cl B*	130,350	10,088
Total Reinsurance		10,088
Retail-Drug Store - 4.0%
CVS Caremark	642,500	24,145
Total Retail-Drug Store		24,145
Web Portals/ISP - 4.8%
Google, Cl A*	58,200	29,471
Total Web Portals/ISP		29,471
Wireless Equipment - 1.5%
Qualcomm	158,600	9,007
Total Wireless Equipment		9,007
Total Common Stock (Cost $523,941)		581,936
Affiliated Mutual Fund - 3.9%
Old Mutual Cash Reserves Fund, Institutional Class, 0.00%(A)	23,589,618	23,590
Total Affiliated Mutual Fund (Cost $23,590)		23,590
Total Investments - 99.2% (Cost $547,531)†		605,526
Other Assets and Liabilities, Net - 0.8%		5,078
Total Net Assets - 100.0%		$610,604

* Non-income producing security.
(A) - Investment is a fund within the Old Mutual family of funds and may be deemed to be under common control as it may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to the affiliated mutual fund. The rate reported represents the 7-day effective yield as of June 30, 2011.

ADR - American Depositary Receipt
Cl - Class
HMO - Health Maintenance Organization
ISP - Internet Service Provider

† At June 30, 2011, the approximate tax basis cost of the Fund’s investments was $547,531 (000), and the unrealized appreciation and depreciation were $63,945 (000) and $(5,950) (000), respectively.

Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2011 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$581,936	$-	$-	$581,936
Affiliated Mutual Fund	23,590	-	-	23,590
Total Investments	$605,526	$-	$-	$605,526

The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period, based on the input level assigned under the hierarchy at the beginning and end of the reporting period.

Old Mutual Heitman REIT Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2011 (Unaudited)

Description	Shares	Value (000)
Common Stock - 99.4%
Hotels & Motels - 1.5%
Hyatt Hotels, Cl A*	24,400	$996
Total Hotels & Motels		996
Real Estate Operation/Development - 2.5%
Brookfield Properties	59,025	1,138
Forest City Enterprises, Cl A*	28,600	534
Total Real Estate Operation/Development		1,672
REITs-Apartments - 16.5%
AvalonBay Communities	28,337	3,638
BRE Properties	20,100	1,002
Equity Residential	50,482	3,029
Essex Property Trust	13,975	1,891
UDR	52,700	1,294
Total REITs-Apartments		10,854
REITs-Diversified - 12.8%
Colonial Properties Trust	32,300	659
Cousins Properties	55,800	477
Digital Realty Trust	45,102	2,786
Duke Realty	71,600	1,003
Liberty Property Trust	13,525	441
Vornado Realty Trust	33,151	3,089
Total REITS-Diversified		8,455
REITs-Health Care - 12.4%
HCP	83,050	3,047
Health Care REIT	46,217	2,423
Ventas	51,400	2,709
Total REITS-Health Care		8,179
REITs-Hotels - 6.2%
Host Hotels & Resorts	158,639	2,689
LaSalle Hotel Properties	38,559	1,016
Rlj Lodging Trust*	22,900	398
Total REITS-Hotels		4,103
REITs-Office Property - 12.4%
Boston Properties	33,560	3,563
Douglas Emmett	50,000	994
Highwoods Properties	24,100	798
Hudson Pacific Properties*	8,425	131
Mack-Cali Realty	25,920	854
SL Green Realty	22,325	1,850
Total REITS-Office Property		8,190
REITs-Regional Malls - 16.7%
Glimcher Realty Trust	117,825	1,119
Simon Property Group	69,787	8,111
Taubman Centers	30,075	1,781
Total REITS-Regional Malls		11,011
REITs-Shopping Centers - 5.8%
Developers Diversified Realty	115,750	1,632
Kimco Realty	28,700	535
Regency Centers	37,700	1,658
Total REITS-Shopping Centers		3,825
REITs-Storage - 5.5%
Public Storage	27,298	3,112
U-Store-It Trust	50,650	533
Total REITS-Storage		3,645
REITs-Warehouse/Industrial - 7.1%
First Industrial Realty Trust*	112,100	1,284
ProLogis*	93,947	3,367
Total REITs-Warehouse/Industrial		4,651
Total Common Stock (Cost $45,500)		65,581
Affiliated Mutual Fund - 0.2%
Old Mutual Cash Reserves Fund, Institutional Class, 0.00%(A)	126,419	126
Total Affiliated Mutual Fund (Cost $126)		126
Total Investments - 99.6% (Cost $45,626)†		65,707
Other Assets and Liabilities, Net - 0.4%		236
Total Net Assets - 100.0%		$65,943

* Non-income producing security.
(A) - Investment is a fund within the Old Mutual family of funds and may be deemed to be under common control as it may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to the affiliated mutual fund. The rate reported represents the
7-day effective yield as of June 30, 2011.

Cl - Class
REITs - Real Estate Investment Trusts

† At June 30, 2011, the approximate tax basis cost of the Fund’s investments was $45,626 (000), and the unrealized appreciation and depreciation were $20,403(000) and $(322) (000), respectively.

Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2011 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$65,581	$-	$-	$65,581
Affiliated Mutual Fund	126	-	-	126
Total Investments	$65,707	$-	$-	$65,707

The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period, based on the input level assigned under the hierarchy at the beginning and end of the reporting period.

Old Mutual Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2011 (Unaudited)

Description	Shares	Value (000)
Common Stock - 99.4%
Apparel Manufacturers - 1.3%
Polo Ralph Lauren	18,850	$2,500
Total Apparel Manufacturers		2,500
Applications Software - 2.1%
Microsoft	157,761	4,102
Total Applications Software		4,102
Athletic Footwear - 2.2%
NIKE, Cl B	47,540	4,278
Total Athletic Footwear		4,278
Auto/Truck Parts & Equipment-Original - 2.4%
BorgWarner*	58,900	4,758
Total Auto/Truck Parts & Equipment-Original		4,758
Beverages-Non-Alcoholic - 1.9%
PepsiCo	52,855	3,723
Total Beverages-Non-Alcoholic		3,723
Beverages-Wine/Spirits - 1.6%
Diageo ADR	37,985	3,110
Total Beverages-Wine/Spirits		3,110
Brewery - 2.5%
Cia de Bebidas das Americas ADR	145,300	4,901
Total Brewery		4,901
Cable/Satellite TV - 1.3%
DIRECTV, Cl A*	52,684	2,677
Total Cable/Satellite TV		2,677
Computer Services - 6.5%
Accenture, Cl A	45,870	2,772
Cognizant Technology Solutions, Cl A*	61,555	4,514
International Business Machines	31,897	5,472
Total Computer Services		12,758
Computers - 4.3%
Apple*	25,380	8,519
Total Computers		8,519
Computers-Memory Devices - 2.7%
EMC*	192,391	5,300
Total Computers-Memory Devices		5,300
Cosmetics & Toiletries - 2.2%
Estee Lauder, Cl A	41,300	4,344
Total Cosmetics & Toiletries		4,344
Cruise Lines - 1.6%
Carnival	83,405	3,138
Total Cruise Lines		3,138
Diversified Manufacturing Operations - 4.2%
Danaher	66,565	3,527
Dover	69,520	4,714
Total Diversified Manufacturing Operations		8,241
E-Commerce/Products - 1.2%
Amazon.com*	11,410	2,333
Total E-Commerce/Products		2,333
E-Commerce/Services - 3.9%
eBay*	106,200	3,427
priceline.com*	8,405	4,303
Total E-Commerce/Services		7,730
Electronic Components-Semiconductors - 3.2%
Broadcom, Cl A	67,135	2,259
Texas Instruments	121,145	3,977
Total Electronic Components-Semiconductors		6,236
Engineering/R&D Services - 4.4%
ABB ADR	155,965	4,048
Fluor	27,100	1,752
Jacobs Engineering Group*	64,720	2,799
Total Engineering/R&D Services		8,599
Enterprise Software/Services - 2.4%
Oracle	146,648	4,826
Total Enterprise Software/Services		4,826
Industrial Gases - 2.2%
Praxair	40,183	4,355
Total Industrial Gases		4,355
Instruments-Scientific - 1.6%
Thermo Fisher Scientific*	49,715	3,201
Total Instruments-Scientific		3,201
Internet Content-Entertainment - 0.9%
NetEase.com ADR*	39,695	1,790
Total Internet Content-Entertainment		1,790
Investment Management/Advisor Services - 2.1%
Ameriprise Financial	36,952	2,132
T Rowe Price Group	34,276	2,068
Total Investment Management/Advisor Services		4,200
Life/Health Insurance - 1.8%
Aflac	74,840	3,494
Total Life/Health Insurance		3,494
Machinery-Construction & Mining - 1.2%
Caterpillar	22,070	2,350
Total Machinery-Construction & Mining		2,350
Machinery-Farm - 1.3%
AGCO*	54,454	2,688
Total Machinery-Farm		2,688
Machinery-Pumps - 1.2%
Flowserve	21,610	2,375
Total Machinery-Pumps		2,375
Medical Information Systems - 1.8%
Cerner*	57,314	3,502
Total Medical Information Systems		3,502
Medical Products - 4.4%
Henry Schein*	62,501	4,474
Varian Medical Systems*	61,711	4,321
Total Medical Products		8,795
Medical-Biomedical/Genetics - 2.2%
Celgene*	40,061	2,417
Life Technologies*	36,185	1,884
Total Medical-Biomedical/Genetics		4,301
Medical-Drugs - 1.7%
Allergan	40,389	3,362
Total Medical-Drugs		3,362
Medical-Generic Drugs - 1.2%
Teva Pharmaceutical Industries ADR	48,365	2,332
Total Medical-Generic Drugs		2,332
Multimedia - 0.9%
Walt Disney	46,385	1,811
Total Multimedia		1,811
Networking Products - 1.0%
Cisco Systems	124,396	1,942
Total Networking Products		1,942
Oil Companies-Exploration & Production - 5.0%
Anadarko Petroleum	41,265	3,168
CNOOC ADR	9,375	2,212
Pioneer Natural Resources	50,278	4,503
Total Oil Companies-Exploration & Production		9,883
Oil Companies-Integrated - 1.4%
Hess	36,735	2,746
Total Oil Companies-Integrated		2,746
Oil Field Machinery & Equipment - 1.9%
Cameron International*	74,615	3,752
Total Oil Field Machinery & Equipment		3,752
Oil-Field Services - 4.8%
Halliburton	104,702	5,340
Schlumberger	47,341	4,090
Total Oil-Field Services		9,430
Pharmacy Services - 1.4%
Express Scripts*	51,576	2,784
Total Pharmacy Services		2,784
Retail-Restaurants - 2.5%
McDonald's	57,860	4,879
Total Retail-Restaurants		4,879
Transportation-Rail - 2.5%
Union Pacific	46,855	4,892
Total Transportation-Rail		4,892
Web Portals/ISP - 2.5%
Google, Cl A*	9,604	4,863
Total Web Portals/ISP		4,863
Total Common Stock (Cost $137,540)		195,800
Affiliated Mutual Fund - 0.7%
Old Mutual Cash Reserves Fund, Institutional Class, 0.00%(A)	1,320,784	1,321
Total Affiliated Mutual Fund (Cost $1,321)		1,321
Total Investments - 100.1% (Cost $138,861)†		197,121
Other Assets and Liabilities, Net - (0.1)%		(123)
Total Net Assets - 100.0%		$196,998

* Non-income producing security.
(A) - Investment is a fund within the Old Mutual family of funds and may be deemed to be under common control as it may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to the affiliated mutual fund. The rate reported represents the 7-day effective yield as of June 30, 2011.

ADR - American Depositary Receipt
Cl - Class
ISP - Internet Service Provider
R&D - Research and Development

† At June 30, 2011, the approximate tax basis cost of the Fund’s investments was $138,861 (000), and the unrealized appreciation and depreciation were $60,979 (000) and $(2,719) (000), respectively.

Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2011 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$195,800	$-	$-	$195,800
Affiliated Mutual Fund	1,321	-	-	1,321
Total Investments	$197,121	$-	$-	$197,121

The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period, based on the input level assigned under the hierarchy at the beginning and end of the reporting period.

Old Mutual TS&W Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2011 (Unaudited)

Description	Shares	Value (000)
Common Stock - 94.6%
Aerospace/Defense-Equipment - 1.6%
Alliant Techsystems	53,750	$3,834
Total Aerospace/Defense-Equipment		3,834
Agricultural Chemicals - 1.4%
CF Industries Holdings	24,600	3,485
Total Agricultural Chemicals		3,485
Apparel Manufacturers - 1.5%
VF	35,100	3,810
Total Apparel Manufacturers		3,810
Auto/Truck Parts & Equipment-Original - 1.0%
Lear	48,200	2,578
Total Auto/Truck Parts & Equipment-Original		2,578
Auto-Medium & Heavy Duty Trucks - 1.1%
Oshkosh*	89,400	2,587
Total Auto-Medium & Heavy Duty Trucks		2,587
Beverages-Non-Alcoholic - 2.1%
Coca-Cola Enterprises	82,400	2,404
Dr Pepper Snapple Group	64,100	2,688
Total Beverages-Non-Alcoholic		5,092
Commercial Banks-Western US - 1.1%
East West Bancorp	134,501	2,718
Total Commercial Banks-Western US		2,718
Commercial Services-Finance - 2.3%
Global Payments	58,900	3,004
H&R Block	165,134	2,649
Total Commercial Services-Finance		5,653
Computers-Memory Devices - 2.1%
SanDisk*	54,800	2,274
Western Digital*	79,700	2,900
Total Computers-Memory Devices		5,174
Consulting Services - 3.6%
SAIC*	203,500	3,423
Towers Watson, Cl A	81,800	5,375
Total Consulting Services		8,798
Containers-Metal/Glass - 2.1%
Crown Holdings*	136,100	5,283
Total Containers-Metal/Glass		5,283
Containers-Paper/Plastic - 1.7%
Bemis	120,900	4,084
Total Containers-Paper/Plastic		4,084
Data Processing/Management - 2.0%
Fidelity National Information Services	158,886	4,892
Total Data Processing/Management		4,892
Diversified Manufacturing Operations - 1.3%
ITT	55,600	3,276
Total Diversified Manufacturing Operations		3,276
E-Commerce/Services - 1.2%
Expedia	98,100	2,844
Total E-Commerce/Services		2,844
Electric-Integrated - 6.1%
CMS Energy	251,000	4,942
OGE Energy	73,100	3,678
PG&E	152,600	6,414
Total Electric-Integrated		15,034
Electronic Components-Semiconductors - 1.4%
Micron Technology*	281,600	2,107
Skyworks Solutions*	53,800	1,236
Total Electronic Components-Semiconductors		3,343
Engineering/R&D Services - 2.6%
EMCOR Group*	86,984	2,549
URS*	83,300	3,727
Total Engineering/R&D Services		6,276
Entertainment Software - 1.2%
Activision Blizzard	258,200	3,016
Total Entertainment Software		3,016
Finance-Investment Banker/Broker - 1.4%
TD Ameritrade Holding	173,100	3,377
Total Finance-Investment Banker/Broker		3,377
Gas-Distribution - 5.6%
CenterPoint Energy	217,850	4,216
NiSource	172,600	3,495
Sempra Energy	112,900	5,970
Total Gas-Distribution		13,681
Insurance Brokers - 3.7%
AON	82,609	4,238
Willis Group Holdings	118,820	4,884
Total Insurance Brokers		9,122
Internet Security - 1.2%
Symantec*	145,700	2,873
Total Internet Security		2,873
Medical Labs & Testing Services - 2.0%
Quest Diagnostics	81,300	4,805
Total Medical Labs & Testing Services		4,805
Medical Products - 1.7%
Hospira*	74,400	4,215
Total Medical Products		4,215
Medical-Drugs - 3.2%
Endo Pharmaceuticals Holdings*	105,556	4,240
Forest Laboratories*	90,100	3,545
Total Medical-Drugs		7,785
Medical-Generic Drugs - 1.8%
Mylan*	181,500	4,478
Total Medical-Generic Drugs		4,478
Medical-Wholesale Drug Distributors - 1.9%
AmerisourceBergen	115,600	4,786
Total Medical-Wholesale Drug Distributors		4,786
Non-Hazardous Waste Disposal - 1.0%
Republic Services	79,115	2,441
Total Non-Hazardous Waste Disposal		2,441
Oil & Gas Drilling - 1.6%
Patterson-UTI Energy	121,900	3,853
Total Oil & Gas Drilling		3,853
Oil Companies-Exploration & Production - 2.7%
Petrohawk Energy*	75,100	1,853
Sandridge Energy*	230,897	2,461
Whiting Petroleum*	39,800	2,265
Total Oil Companies-Exploration & Production		6,579
Oil Field Machinery & Equipment - 0.8%
Dresser-Rand Group*	36,200	1,946
Total Oil Field Machinery & Equipment		1,946
Physician Practice Management - 1.7%
Mednax*	57,900	4,180
Total Physician Practice Management		4,180
Property/Casualty Insurance - 3.7%
Arch Capital Group*	150,850	4,815
HCC Insurance Holdings	133,600	4,208
Total Property/Casualty Insurance		9,023
Publishing-Books - 0.9%
John Wiley & Sons, Cl A	42,294	2,200
Total Publishing-Books		2,200
Reinsurance - 2.0%
PartnerRe	70,800	4,875
Total Reinsurance		4,875
REITs-Diversified - 1.5%
Rayonier	57,400	3,751
Total REITs-Diversified		3,751
REITs-Health Care - 1.0%
Health Care REIT	45,100	2,365
Total REITs-Health Care		2,365
REITs-Mortgage - 3.0%
Annaly Capital Management	414,900	7,485
Total REITs-Mortgage		7,485
Retail-Apparel/Shoe - 2.5%
Aeropostale*	166,850	2,920
Ross Stores	39,400	3,157
Total Retail-Apparel/Shoe		6,077
Retail-Computer Equipment - 1.5%
GameStop, Cl A*	135,632	3,617
Total Retail-Computer Equipment		3,617
Retail-Major Deptartment Store - 2.0%
TJX	95,000	4,990
Total Retail-Major Deptartment Store		4,990
Satellite Telecommunications - 1.1%
EchoStar, Cl A*	71,125	2,591
Total Satellite Telecommunications		2,591
Schools - 1.5%
DeVry	61,851	3,657
Total Schools		3,657
Semiconductor Equipment - 2.0%
LAM Research*	57,200	2,533
Teradyne*	165,600	2,451
Total Semiconductor Equipment		4,984
Telecommunications Services - 2.3%
Amdocs*	186,500	5,668
Total Telecommunications Services		5,668
Telephone-Integrated - 1.9%
Windstream	364,200	4,720
Total Telephone-Integrated		4,720
Total Common Stock (Cost $187,272)		231,901
Affiliated Mutual Fund - 3.5%
Old Mutual Cash Reserves Fund, Institutional Class, 0.00% (A)	8,647,081	8,647
Total Affiliated Mutual Fund (Cost $8,647)		8,647
Total Investments - 98.1% (Cost $195,919)†		240,548
Other Assets and Liabilities, Net - 1.9%		4,588
Total Net Assets - 100.0%		$245,136

* Non-income producing security.
(A) - Investment is a fund within the Old Mutual family of funds and may be deemed to be under common control as it may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to the affiliated mutual fund. The rate reported represents the 7-day effective yield as of June 30, 2011.

Cl - Class
R&D - Research and Development
REITs - Real Estate Investment Trusts

† At June 30, 2011, the approximate tax basis cost of the Fund’s investments was $195,919 (000), and the unrealized appreciation and depreciation were $46,279(000) and $(1,650) (000), respectively.

Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2011 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$231,901	$-	$-	$231,901
Affiliated Mutual Fund	8,647	-	-	8,647
Total Investments	$240,548	$-	$-	$240,548

The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period, based on the input level assigned under the hierarchy at the beginning and end of the reporting period.

Old Mutual TS&W Small Cap Value Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2011 (Unaudited)

Description	Shares	Value (000)
Common Stock - 97.2%
Advanced Materials/Products - 1.1%
Ceradyne*	32,991	$1,286
Total Advanced Materials/Products		1,286
Aerospace/Defense-Equipment - 1.1%
Orbital Sciences*	76,800	1,294
Total Aerospace/Defense-Equipment		1,294
Agricultural Operations - 1.8%
Andersons	48,400	2,045
Total Agricultural Operations		2,045
Airlines - 0.9%
Hawaiian Holdings*	172,600	984
Total Airlines		984
Apparel Manufacturers - 1.8%
G-III Apparel Group*	36,100	1,245
Quiksilver*	179,000	841
Total Apparel Manufacturers		2,086
Auto/Truck Parts & Equipment-Original - 0.3%
Fuel Systems Solutions*	13,600	339
Total Auto/Truck Parts & Equipment-Original		339
Building Products-Doors & Windows - 0.4%
Apogee Enterprises	35,700	457
Total Building Products-Doors & Windows		457
Casino Hotels - 0.8%
Ameristar Casinos	38,200	906
Total Casino Hotels		906
Chemicals-Plastics - 1.7%
A Schulman	62,400	1,572
Spartech*	50,600	308
Total Chemicals-Plastics		1,880
Commercial Banks-Central US - 2.8%
First Financial Bancorp	30,500	509
First Financial Bankshares	13,050	450
Texas Capital Bancshares*	23,500	607
Wintrust Financial	50,900	1,638
Total Commercial Banks-Central US		3,204
Commercial Banks-Southern US - 2.2%
Bank of the Ozarks	13,700	713
Iberiabank	30,000	1,729
Total Commercial Banks-Southern US		2,442
Commercial Banks-Western US - 3.6%
Columbia Banking System	64,000	1,102
SVB Financial Group*	37,000	2,209
Western Alliance Bancorp*	105,700	751
Total Commercial Banks-Western US		4,062
Commercial Services - 0.8%
Acacia Research - Acacia Technologies*	25,700	943
Total Commercial Services		943
Commercial Services-Finance - 1.7%
Heartland Payment Systems	59,300	1,222
Wright Express*	13,700	713
Total Commercial Services-Finance		1,935
Containers-Paper/Plastic - 0.7%
Temple-Inland	26,800	797
Total Containers-Paper/Plastic		797
Cosmetics & Toiletries - 0.5%
Revlon, Cl A*	33,800	568
Total Cosmetics & Toiletries		568
Data Processing/Management - 0.4%
CSG Systems International*	23,800	440
Total Data Processing/Management		440
Distribution/Wholesale - 1.5%
MWI Veterinary Supply*	13,600	1,098
Watsco	8,700	592
Total Distribution/Wholesale		1,690
Diversified Manufacturing Operations - 2.8%
Actuant, Cl A	83,550	2,242
LSB Industries*	22,700	974
Total Diversified Manufacturing Operations		3,216
E-Commerce/Products - 1.3%
NutriSystem	32,700	460
Shutterfly*	18,300	1,051
Total E-Commerce/Products		1,511
Electric-Integrated - 4.6%
Cleco	57,000	1,986
Northwestern	33,250	1,101
Unisource Energy	56,200	2,098
Total Electric-Integrated		5,185
Electronic Components-Semiconductors - 3.6%
Diodes*	19,300	504
GT Solar International*	93,900	1,521
International Rectifier*	21,600	604
Silicon Image*	217,100	1,403
Total Electronic Components-Semiconductors		4,032
E-Marketing/Information - 1.0%
ValueClick*	71,500	1,187
Total E-Marketing/Information		1,187
Enterprise Software/Services - 0.7%
SYNNEX*	25,700	815
Total Enterprise Software/Services		815
Filtration/Separation Products - 1.0%
Polypore International*	16,400	1,113
Total Filtration/Separation Products		1,113
Finance-Consumer Loans - 2.2%
Ocwen Financial*	79,500	1,014
World Acceptance*	22,700	1,489
Total Finance-Consumer Loans		2,503
Financial Guarantee Insurance - 0.6%
MGIC Investment*	112,400	669
Total Financial Guarantee Insurance		669
Food-Miscellaneous/Diversified - 0.8%
Hain Celestial Group*	28,500	951
Total Food-Miscellaneous/Diversified		951
Gas-Distribution - 1.3%
Southwest Gas	39,300	1,517
Total Gas-Distribution		1,517
Investment Management/Advisory Services - 0.6%
Altisource Portfolio Solutions*	18,666	687
Total Investment Management/Advisory Services		687
Machinery-Material Handling - 0.5%
NACCO Industries, Cl A	5,500	532
Total Machinery-Material Handling		532
Medical-Drugs - 1.0%
Medicis Pharmaceutical, Cl A	29,200	1,115
Total Medical-Drugs		1,115
Medical-Generic Drugs - 0.5%
Par Pharmaceutical*	16,400	541
Total Medical-Generic Drugs		541
Medical-HMO - 1.6%
HealthSpring*	38,800	1,789
Total Medical-HMO		1,789
Medical-Hospitals - 1.7%
Health Management Associates, Cl A*	174,600	1,882
Total Medical-Hospitals		1,882
Medical-Nursing Homes - 0.4%
Kindred Healthcare*	19,700	423
Total Medical-Nursing Homes		423
Medical-Outpatient/Home Medical - 0.8%
Air Methods*	12,700	949
Total Medical-Outpatient/Home Medical		949
Medical-Outpatient/Home Medicine - 2.0%
Almost Family*	16,600	455
Amedisys*	25,300	673
Amsurg, Cl A*	44,200	1,155
Total Medical-Outpatient/Home Medicine		2,283
Metal Processors & Fabricators - 0.9%
Dynamic Materials	23,100	518
LB Foster, Cl A	13,710	451
Total Metal Processors & Fabricators		969
Multimedia - 0.7%
EW Scripps, Cl A*	85,500	827
Total Multimedia		827
Non-Ferrous Metals - 0.6%
USEC*	203,300	679
Total Non-Ferrous Metals		679
Oil & Gas Drilling - 0.6%
Patterson-UTI Energy	21,600	683
Total Oil & Gas Drilling		683
Oil Companies-Exploration & Production - 2.7%
Energy XXI Bermuda*	36,900	1,226
Stone Energy*	19,200	584
Venoco*	97,350	1,240
Total Oil Companies-Exploration & Production		3,050
Oil-Field Services - 2.2%
Helix Energy Solutions Group*	49,200	815
Newpark Resources*	183,200	1,661
Total Oil-Field Services		2,476
Paper & Related Products - 1.7%
P.H. Glatfelter	41,600	640
Schweitzer-Mauduit International	22,964	1,289
Total Paper & Related Products		1,929
Pharmacy Services - 1.5%
SXC Health Solutions*	28,400	1,673
Total Pharmacy Services		1,673
Power Conversion/Supply Equipment - 0.6%
Power-One*	80,300	650
Total Power Conversion/Supply Equipment		650
Printing-Commercial - 2.0%
Consolidated Graphics*	11,000	604
Valassis Communications*	55,000	1,667
Total Printing-Commercial		2,271
Property/Casualty Insurance - 1.8%
Tower Group	85,150	2,028
Total Property/Casualty Insurance		2,028
Reinsurance - 0.8%
Alterra Capital Holdings	39,900	890
Total Reinsurance		890
REITs-Diversified - 1.2%
PS Business Parks	25,000	1,377
Total REITs-Diversified		1,377
REITs-Health Care - 1.4%
Omega Healthcare Investors	77,500	1,628
Total REITs-Health Care		1,628
REITs-Hotels - 2.2%
Ashford Hospitality Trust	53,100	661
LaSalle Hotel Properties	69,300	1,825
Total REITS-Hotels		2,486
REITs-Mortgage - 1.0%
Capstead Mortgage	88,800	1,190
Total REITs-Mortgage		1,190
REITS-Office Property - 1.2%
Brandywine Realty Trust	113,900	1,320
Total REITS-Office Property		1,320
Rental Auto/Equipment - 2.6%
Rent-A-Center	61,500	1,880
RSC Holdings*	87,800	1,050
Total Rental Auto/Equipment		2,930
Retail-Automobile - 0.6%
America's Car-Mart*	20,100	663
Total Retail-Automobile		663
Retail-Convenience Store - 0.5%
Susser Holdings*	39,500	621
Total Retail-Convenience Store		621
Retail-Miscellaneous/Diversified - 0.7%
PriceSmart	15,500	794
Total Retail-Miscellaneous/Diversified		794
Retail-Office Supplies - 0.5%
OfficeMax*	69,900	549
Total Retail-Office Supplies		549
Retail-Pawn Shops - 3.1%
Cash America International	33,200	1,921
First Cash Financial Services*	37,800	1,587
Total Retail-Pawn Shops		3,508
Retail-Video Rental - 1.3%
Coinstar*	27,500	1,500
Total Retail-Video Rental		1,500
Satellite Telecom - 0.5%
Digitalglobe*	23,600	600
Total Satellite Telecom		600
Schools - 0.1%
Capella Education*	3,200	134
Total Schools		134
Semiconductor Equipment - 0.6%
Kulicke & Soffa Industries*	60,600	675
Total Semiconductor Equipment		675
Telecommunication Equipment - 1.4%
Plantronics	43,500	1,589
Total Telecommunication Equipment		1,589
Therapeutics - 1.2%
Questcor Pharmaceuticals*	54,300	1,309
Total Therapeutics		1,309
Toys - 0.5%
Jakks Pacific*	31,100	573
Total Toys		573
Transport-Air Freight - 1.2%
Atlas Air Worldwide Holdings*	23,100	1,375
Total Transport-Air Freight		1,375
Transportation-Equipment & Leasing - 0.6%
TAL International Group	18,600	642
Total Transportation-Equipment & Leasing		642
Transportation-Marine - 0.5%
Gulfmark Offshore, Cl A*	13,700	605
Total Transportation-Marine		605
Transportation-Services - 1.6%
Bristow Group*	35,100	1,791
Total Transportation-Services		1,791
Transport-Truck - 1.7%
Old Dominion Freight Line*	51,650	1,927
Total Transport-Truck		1,927
Wireless Equipment - 1.8%
Ceragon Networks*	68,100	810
RF Micro Devices*	209,100	1,279
Total Wireless Equipment		2,089
Total Common Stock (Cost $86,924)		110,258
Affiliated Mutual Fund - 2.8%
Old Mutual Cash Reserves Fund, Institutional Class, 0.00%(A)	3,229,129	3,229
Total Affiliated Mutual Fund (Cost $3,229)		3,229
Total Investments - 100.0% (Cost $90,153)†		113,487
Other Assets and Liabilities, Net - 0.0%		40
Total Net Assets - 100.0%		$113,527

* Non-income producing security.
(A) - Investment is a fund within the Old Mutual family of funds and may be deemed to be under common control as it may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to the affiliated mutual fund. The rate reported represents the 7-day effective yield as of June 30, 2011.

Cl - Class
HMO - Health Maintenance Organization
REITs - Real Estate Investment Trusts

† At June 30, 2011, the approximate tax basis cost of the Fund’s investments was $90,153 (000), and the unrealized appreciation and depreciation were $27,364 (000) and $(4,030) (000), respectively.

Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2011 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$110,258	$-	$-	$110,258
Affiliated Mutual Fund	3,229	-	-	3,229
Total Investments	$113,487	$-	$-	$113,487

The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period, based on the input level assigned under the hierarchy at the beginning and end of the reporting period.

Old Mutual Barrow Hanley Core Bond Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2011 (Unaudited)

Description	Face Amount (000)/Shares	Value (000)
Corporate Bonds - 49.6%
Aflac
8.500%, 05/15/19	$80	$98
Altria Group
9.700%, 11/10/18	140	184
American Express
8.150%, 03/19/38	110	146
American Express Credit, MTN
5.125%, 08/25/14	240	262
Analog Devices
3.000%, 04/15/16	140	143
Applied Materials
2.650%, 06/15/16	120	120
AT&T
5.350%, 09/01/40	123	117
5.100%, 09/15/14	265	291
Avis Budget Car Rental / Avis Budget
Finance 7.750%, 05/15/16	200	204
Bank of America
4.500%, 04/01/15	160	167
Bank of New York Mellon, MTN
4.300%, 05/15/14	140	151
1.500%, 01/31/14	160	162
Baxter International
1.800%, 03/15/13	95	97
Bear Stearns
7.250%, 02/01/18	320	380
Becton Dickinson
3.250%, 11/12/20	125	119
BP Capital Markets
3.200%, 03/11/16	205	209
Burlington Northern Santa Fe
7.950%, 08/15/30	85	109
Calfrac Holdings 144A,
7.500%, 12/01/20	120	121
Cameron International
6.375%, 07/15/18	95	109
Canadian Imperial Bank of Commerce
1.450%, 09/13/13	165	166
Caterpillar Financial Services, MTN
6.125%, 02/17/14	170	191
Cequel Communications Holdings I and Cequel Capital 144A,
8.625%, 11/15/17	175	182
Citigroup
6.125%, 11/21/17	90	99
6.010%, 01/15/15	195	215
Cliffs Natural Resources
4.875%, 04/01/21	45	45
CNA Financial
7.350%, 11/15/19	100	114
Coca-Cola
0.750%, 11/15/13	270	269
Columbus Southern Power, Ser C
5.500%, 03/01/13	235	251
Comcast
6.300%, 11/15/17	180	209
5.875%, 02/15/18	90	101
Cooper United States
3.875%, 12/15/20	100	100
2.375%, 01/15/16	140	141
Covidien International Finance
2.800%, 06/15/15	160	164
CSC Holdings
8.625%, 02/15/19	175	197
DIRECTV Holdings
6.350%, 03/15/40	65	68
3.550%, 03/15/15	180	188
Dominion Resources
1.800%, 03/15/14	235	237
Dow Chemical
4.250%, 11/15/20	125	122
Duke Energy Indiana
6.050%, 06/15/16	175	200
Eaton
5.600%, 05/15/18	125	141
eBay
0.875%, 10/15/13	110	110
Energy Transfer Partners
9.000%, 04/15/19	95	118
8.500%, 04/15/14	205	239
Ensco
4.700%, 03/15/21	105	106
Enterprise Products Operating
6.125%, 10/15/39	135	137
5.650%, 04/01/13	170	182
Exelon Generation
6.250%, 10/01/39	120	121
5.200%, 10/01/19	115	120
Express Scripts
6.250%, 06/15/14	220	248
Fiserv
3.125%, 06/15/16	75	75
Frac Tech Services 144A,
7.125%, 11/15/18	150	152
France Telecom
4.375%, 07/08/14	125	135
General Electric Capital
5.875%, 01/14/38	280	283
5.625%, 05/01/18	145	159
5.400%, 02/15/17	145	158
5.300%, 02/11/21	80	83
Genzyme
5.000%, 06/15/20	70	75
Goldman Sachs Group
6.750%, 10/01/37	95	95
5.950%, 01/18/18	200	216
Goodyear Tire & Rubber
10.500%, 05/15/16	56	63
HCP
5.375%, 02/01/21	165	170
Health Care REIT
5.250%, 01/15/22	105	105
3.625%, 03/15/16	90	90
Hospira
6.050%, 03/30/17	140	159
International Business Machines
7.625%, 10/15/18	150	191
ITT
4.900%, 05/01/14	205	224
John Deere Capital, MTN
4.900%, 09/09/13	145	157
JPMorgan Chase
3.700%, 01/20/15	230	239
Keycorp, MTN
5.100%, 03/24/21	75	76
Koninklijke Philips Electronics
5.750%, 03/11/18	100	112
Leucadia National
7.125%, 03/15/17	100	104
Liberty Mutual Group 144A,
5.000%, 06/01/21	115	109
Lloyds TSB Bank
6.375%, 01/21/21	85	88
Lorillard Tobacco
8.125%, 06/23/19	115	134
Marathon Oil
6.000%, 10/01/17	135	155
Marathon Petroleum 144A,
3.500%, 03/01/16	140	144
Masco
6.125%, 10/03/16	125	128
Medassets 144A,
8.000%, 11/15/18	120	119
Medtronic
3.000%, 03/15/15	310	324
MEMC Electronics Materials 144A,
7.750%, 04/01/19	125	123
Merrill Lynch
6.500%, 07/15/18	200	213
6.400%, 08/28/17	275	300
Metlife
5.000%, 11/24/13	185	199
Midamerican Energy Holdings
5.875%, 10/01/12	200	212
National Fuel Gas
8.750%, 05/01/19	105	131
National Rural Utilities Cooperative
1.125%, 11/01/13	155	155
Navistar International
8.250%, 11/01/21	75	80
New Albertsons
8.000%, 05/01/31	175	149
Nisource Finance
10.750%, 03/15/16	95	124
Nova Chemicals
8.625%, 11/01/19	75	84
Novartis Capital
2.900%, 04/24/15	215	224
NRG Energy
7.375%, 01/15/17	175	183
Omnicare
7.750%, 06/01/20	200	212
Oneok Partners
6.125%, 02/01/41	165	168
PepsiCo
2.500%, 05/10/16	175	177
Petrobras International Finance
6.875%, 01/20/40	50	53
3.875%, 01/27/16	65	66
PNC Funding
4.250%, 09/21/15	270	290
Prudential Financial, MTN
5.100%, 09/20/14	75	82
QVC 144A,
7.500%, 10/01/19	175	186
Qwest
8.875%, 03/15/12	155	163
Rabobank Nederland, MTN
2.125%, 10/13/15	160	159
Rent-A-Center
6.625%, 11/15/20	175	174
Rio Tinto Finance USA
2.500%, 05/20/16	140	140
Rogers Communications
5.500%, 03/15/14	150	165
Sanofi - Aventis
4.000%, 03/29/21	150	150
1.625%, 03/28/14	225	228
Sempra Energy
6.500%, 06/01/16	115	133
Simon Property Group
5.750%, 12/01/15	180	202
SLM, Ser A, MTN
5.375%, 01/15/13	175	180
Southern Power
6.250%, 07/15/12	190	200
Spectra Energy Capital
5.668%, 08/15/14	135	149
5.650%, 03/01/20	135	146
Spectra Energy Partners
4.600%, 06/15/21	75	74
Starwood Hotels & Resorts Worldwide
7.875%, 10/15/14	200	229
State Street
4.300%, 05/30/14	110	119
2.875%, 03/07/16	210	213
Suntrust Banks
3.600%, 04/15/16	75	76
Targa Resources Partners LP / Targa Resources Partners Finance 144A,
7.875%, 10/15/18	205	216
Teck Resources
10.250%, 05/15/16	118	141
6.000%, 08/15/40	75	74
Telecom Italia Capital
4.950%, 09/30/14	80	83
Telefonica Emisiones SAU
3.992%, 02/16/16	75	76
Tesoro
9.750%, 06/01/19	245	274
Teva Pharmaceutical Finance II BV / Teva Pharmaceutical Finance III
3.000%, 06/15/15	140	144
Time Warner Cable
6.750%, 07/01/18	200	232
TransCanada PipeLines
7.625%, 01/15/39	150	186
Travelers Property Casualty
5.000%, 03/15/13	215	229
Tyco Electronics Group
6.550%, 10/01/17	160	189
Union Electric
6.700%, 02/01/19	165	194
United Parcel Service
3.125%, 01/15/21	140	133
United Rentals North America
9.250%, 12/15/19	200	217
UnitedHealth Group
4.875%, 02/15/13	200	211
US Bancorp, MTN
1.375%, 09/13/13	195	196
Valero Energy
9.375%, 03/15/19	60	77
6.625%, 06/15/37	75	78
Verizon Wireless Capital
8.500%, 11/15/18	155	201
Wal-Mart Stores
5.625%, 04/15/41	75	77
Wells Fargo, MTN
4.600%, 04/01/21	145	146
Westar Energy
6.000%, 07/01/14	70	77
Westpac Banking
2.250%, 11/19/12	175	178
Willis North America
6.200%, 03/28/17	100	109
Xcel Energy
5.613%, 04/01/17	377	419
Xerox
4.250%, 02/15/15	145	154
Total Corporate Bonds (Cost $21,659)		22,914
U.S. Government Agency Obligations - 33.1%
FNMA
6.500%, 09/01/36	401	456
6.000%, 11/01/36	102	112
6.000%, 04/01/39	322	354
5.500%, 12/01/35	226	245
5.500%, 01/01/36	223	243
5.500%, 02/01/36	146	158
5.500%, 04/01/36	49	53
5.500%, 11/01/36	227	246
5.500%, 12/01/36	385	418
5.500%, 08/01/37	216	235
5.500%, 03/01/38	238	258
5.500%, 06/01/38	329	356
5.500%, 12/01/38	334	363
5.125%, 01/02/14	235	258
5.000%, 12/01/23	95	102
5.000%, 03/01/36	239	256
5.000%, 03/01/38	830	884
5.000%, 05/01/38	740	787
5.000%, 07/01/40	661	708
5.000%, 07/01/40	954	1,017
4.500%, 04/01/24	154	164
4.500%, 03/01/25	162	173
4.000%, 05/01/26	543	567
FHLMC Gold
6.000%, 09/01/37	153	168
6.000%, 12/01/37	90	99
5.500%, 11/01/36	125	136
5.500%, 12/01/36	205	223
5.500%, 12/01/37	933	1,012
5.500%, 10/01/39	320	346
5.000%, 11/01/23	110	118
5.000%, 09/01/35	293	313
4.500%, 05/01/25	838	892
3.500%, 10/01/25	179	182
GNMA
6.000%, 10/15/38	414	461
6.000%, 11/15/39	419	467
5.500%, 02/15/40	517	570
5.000%, 08/15/40	838	913
5.000%, 02/20/41	441	479
4.500%, 10/20/40	459	484
Total U.S. Government Agency Obligations (Cost $14,711)		15,276
U.S. Treasury Obligations - 10.4%
U.S. Treasury Bonds
4.750%, 02/15/41	140	149
4.250%, 11/15/40	1,575	1,539
U.S. Treasury Notes
3.625%, 02/15/21	2,045	2,132
3.125%, 05/15/21	160	160
2.000%, 04/30/16	825	838
Total U.S. Treasury Obligations (Cost $4,696)		4,818
Mortgage Related - 4.6%
Bear Stearns Commercial Mortgage Securities, CMBS, Ser 2006-PW13, Cl A4
5.540%, 09/11/41	345	376
Bear Stearns Commercial Mortgage Securities, CMBS, Ser 2004-PWR5, Cl A4
4.831%, 07/11/42	260	269
Bear Stearns Commercial Mortgage Securities, CMBS, Ser 2006-PW14, Cl A4
5.201%, 12/11/38	290	312
Citigroup Commercial Mortgage Trust, CMBS, Ser 2004-C2, Cl A3
4.380%, 10/15/41	233	234
Citigroup/Deutsche Bank Commercial Mortgage Trust, CMBS, Ser 2007-CD5, Cl A4
5.886%, 08/15/17(B)	320	349
Freddie Mac REMICS, CMO, Ser 2011-3817, CI QA
4.000%, 03/15/26	333	350
JP Morgan Chase Commercial Mortgage Securities, CMBS, Ser 2005-LDP1, Cl A2
4.625%, 03/15/46	241	244
Total Mortgage Related (Cost $1,901)		2,134
Asset-Backed Securities - 1.5%
Automobiles - 0.8%
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A4
3.300%, 09/15/15	205	211
World Omni Auto Receivables Trust, Ser 2011-A, Cl A3
1.110%, 05/15/15	145	145
Total Automobiles		356
Other - 0.7%
CNH Equipment Trust, Ser 2010-C, Cl A3
1.170%, 05/15/15	210	211
John Deere Owner Trust, Ser 2009-A, Cl A3
2.590%, 10/15/13	37	37
John Deere Owner Trust, Ser 2009-A, Cl A4
3.960%, 05/16/16	100	103
Total Other		351
Total Asset-Backed Securities (Cost $697)		707
Affiliated Mutual Fund - 0.8%
Old Mutual Cash Reserves Fund, Institutional Class, 0.00%(A)	359,693	360
Total Affiliated Mutual Fund (Cost $360)		360
Total Investments - 100.0% (Cost $44,024)†		46,209
Other Assets and Liabilities, Net - 0.0%		17
Total Net Assets - 100.0%		$46,226

144A - Security exempt from registration under Rule 144A of the securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. On June 30, 2011, the value of these securities amounted to $1,352 (000), representing 2.9% of the net assets of the Old Mutual Barrow Hanley Core Bond Fund.

(A) - Investment is a fund within the Old Mutual family of funds and may be deemed to be under common control as it may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to the affiliated mutual fund. The rate reported represents the 7-day effective yield as of June 30, 2011.

(B) Variable Rate Security - The rate reported represents the security's rate as of June 30, 2011.

Cl - Class
CMBS - Commercial Mortgage-Backed Security
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
LP - Limited Partnership
MTN - Medium Term Note
REITs - Real Estate Investment Trusts
Ser - Series

† At June 30, 2011, the approximate tax basis cost of the Fund’s investments was $44,024 (000), and the unrealized appreciation and depreciation were $2,250(000) and $(65) (000), respectively.

Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2011 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Corporate Bonds	$-	$22,914	$-	$22,914
U.S. Government Agency Obligations	-	15,276	-	15,276
U.S. Treasury Obligations	-	4,818	-	4,818
Mortgage Related	-	2,134	-	2,134
Asset-Backed Securities	-	707	-	707
Affiliated Mutual Fund	360	-	-	360
Total Investments	$360	$45,849	$-	$46,209

Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional- size trading units of debt securities, without exclusive reliance upon exchange or over- the- counter prices. These debt securities are classified as Level 2. The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period, based on the input level assigned under the hierarchy at the beginning and end of the reporting period.

Old Mutual Cash Reserves Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2011 (Unaudited)

Description	Face Amount (000)	Value(000)
Commercial Paper(A) - 59.5%
Alpine Securitization 144A,
0.140%, 07/25/11	$4,000	$4,000
Amsterdam Funding 144A,
0.210%, 07/25/11	4,000	3,999
Antalis US Funding 144A,
0.300%, 07/12/11	3,000	3,000
0.250%, 08/05/11	500	500
ANZ National Int'l Ltd/London 144A,
0.290%, 10/17/11	800	799
Atlantic Asset Securitization 144A,
0.210%, 08/09/11	750	750
Barclays US Funding
0.220%, 08/11/11	4,000	3,999
0.210%, 08/17/11	1,000	1,000
BNP Paribas Finance
0.220%, 08/10/11	700	700
0.220%, 09/02/11	400	400
BNZ International Funding 144A,
0.130%, 07/19/11	4,000	4,000
BPCE
0.250%, 08/11/11	1,500	1,499
Caisse d' Amortissement de la Dette Sociale 144A,
0.240%, 07/07/11	1,000	1,000
0.250%, 10/14/11	900	899
Chariot Funding 144A,
0.130%, 07/25/11	4,000	4,000
Credit Agricole Corporate & Investment Bank
0.337%, 08/17/11	750	749
0.230%, 08/23/11	510	510
Danske 144A,
0.210%, 08/05/11	2,500	2,499
0.200%, 07/11/11	2,000	2,000
ING US Funding
0.300%, 07/14/11	500	500
JPMorgan Chase, N.A.
0.250%, 10/11/11	768	767
Jupiter Securitization 144A,
0.130%, 07/27/11	4,000	4,000
Kells Funding
0.240%, 07/05/11	500	500
Natixis US Finance
0.270%, 08/01/11	3,500	3,499
Nieuw Amsterdam Receivables 144A,
0.230%, 07/07/11	3,000	3,000
0.200%, 08/12/11	1,500	1,499
Nordea North America
0.260%, 11/07/11	750	749
Rabobank USA Financial
0.240%, 11/14/11	900	899
RBS Finance NV NA
0.220%, 08/12/11	1,000	1,000
Royal Bank of Scotland Group 144A,
0.240%, 07/18/11	3,500	3,500
Royal Park Funding 144A,
0.260%, 07/07/11	4,000	4,000
Scaldis Capital 144A,
0.300%, 07/07/11	4,000	4,000
0.250%, 08/05/11	1,000	999
Skandinaviska Enskilda Banken AB 144A,
0.290%, 07/08/11	1,000	1,000
Societe Generale NY
0.240%, 08/01/11	800	800
Straight-A Funding 144A,
0.120%, 07/05/11	300	300
Sumitomo Mitsui Banking 144A,
0.280%, 08/12/11	4,000	3,999
Svenska Handelsbanken 144A,
0.150%, 07/28/11	2,500	2,500
Swedbank
0.230%, 08/05/11	3,000	2,999
0.230%, 08/15/11	1,000	1,000
Thames Asset Global Securitization No 1 144A,
0.170%, 07/18/11	500	500
Toyota Motor Credit
0.240%, 07/07/11	1,000	1,000
Versailles Commercial Paper 144A,
0.310%, 07/14/11	1,000	1,000
0.310%, 08/01/11	3,000	2,999
0.280%, 08/16/11	1,000	1,000
Westpac Banking
0.270%, 11/04/11	750	749
Total Commercial Paper (cost $85,061)		85,061
Certificates of Deposit - 13.7%
Bank of Montreal
0.140%, 07/20/11	5,000	5,000
Bank of Tokyo-Mitsubishi UFJ
0.250%, 09/14/11	4,000	4,000
BNP Paribas New York
0.550%, 08/05/11	500	500
Chase Bank USA N.A.
0.100%, 07/20/11	4,000	4,000
KBC Bank NV/New York NY
0.310%, 07/29/11	1,000	1,000
0.320%, 08/05/11	3,000	3,000
Nordea Bank Finland NY
0.210%, 07/20/11	2,000	2,001
Total Certificates of Deposit (cost $19,501)		19,501
Repurchase Agreements (B) - 26.7%
Bank of America Agency Backed Repurchase Agreement 0.040%, dated 6/30/11, to be repurchased on 7/1/11, repurchase price $8,200,009 (collateralized by various U.S. Government Obligations valued at $8,082,000, 2.500%, 5/27/2016, total market value $8,318,641)	8,200	8,200
Goldman Sachs Agency Backed Repurchase Agreement 0.030%, dated 6/30/11, to be repurchased on 7/1/11, repurchase price $20,000,017 (collateralized by various U.S. Government Obligations valued at $39,491,488, 3.086% - 6.556%, 9/1/2024 - 4/1/2041, total market value $20,330,937)	20,000	20,000
Royal Bank of Canada Backed Repurchase Agreement 0.050%, dated 6/30/11, to be repurchased on 7/1/11, repurchase price $10,000,014 (collateralized by various U.S. Government Obligations valued at $54,216,949, 3.000% - 6.500%, 6/1/2016 - 6/1/2041, total market value $10,159,402)	10,000	10,000
Total Repurchase Agreements (cost $38,200)		38,200
Total Investments - 99.9% (Cost $142,762)†		142,762
Other Assets and Liabilities, Net - 0.1%		88
Total Net Assets - 100.0%		$142,850

144A - Security exempt from registration under Rule 144A of the securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. On June 30, 2011, the value of these securities amounted to $61,742 (000), representing 43.2% of the net assets of the Old Mutual Cash Reserves Fund.

(A) - Discount Note - The rate reported represents the security's rate as of June 30, 2011.
(B) - Tri-party repurchase agreement.

† For federal tax purposes, the Fund's approximate tax cost basis is equal to book cost.

Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2011 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Commerical Paper	$-	$85,061	$-	$85,061
Certificates of Deposit	-	19,501	-	19,501
Repurchase Agreements	-	38,200	-	38,200
Total Investments	$-	$142,762	$-	$142,762

Investments held by the Cash Reserves Fund are valued using the amortized cost method of valuation permitted in accordance with meeting certain conditions and regulations as set forth under Rule 2a-7 of the 1940 Act. Under the amortized cost method, an investment is valued at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the investment. These debt securities are classified as Level 2. The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period, based on the input level assigned under the hierarchy at the beginning and end of the reporting period.

Old Mutual Dwight High Yield Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2011 (Unaudited)

Description	Face Amount (000)/Shares	Value (000)
Corporate Bonds - 93.1%
Accuride
9.500%, 08/01/18	$200	$214
AES 144A,
7.375%, 07/01/21	40	41
Aircastle
9.750%, 08/01/18	99	109
Alliance One International
10.000%, 07/15/16	150	145
Alpha Natural Resources
6.250%, 06/01/21	200	201
American Axle & Manufacturing Holdings 144A,
9.250%, 01/15/17	16	17
American Rock Salt 144A,
8.250%, 05/01/18	150	151
AMGH Merger Sub 144A,
9.250%, 11/01/18	37	39
Appleton Papers 144A,
10.500%, 06/15/15	100	104
Arch Coal 144A,
7.250%, 06/15/21	99	99
Associated Materials 144A,
9.125%, 11/01/17	94	94
Basic Energy Services 144A,
7.750%, 02/15/19	40	40
Bi-Lo 144A,
9.250%, 02/15/19	150	152
Bon-Ton Department Stores
10.250%, 03/15/14	104	104
Brickman Group Holdings 144A,
9.125%, 11/01/18	125	126
Briggs & Stratton
6.875%, 12/15/20	75	79
Brightstar 144A,
9.500%, 12/01/16	184	197
Carrizo Oil & Gas
8.625%, 10/15/18	200	206
CCO Holdings
6.500%, 04/30/21	220	217
Citgo Petroleum 144A,
11.500%, 07/01/17	134	155
Clear Channel Worldwide Holdings, Ser B
9.250%, 12/15/17	160	174
Cleaver-Brooks 144A,
12.250%, 05/01/16	114	117
Cloud Peak Energy Resources/Cloud Peak Energy Finance
8.500%, 12/15/19	110	119
CMA CGM 144A,
8.500%, 04/15/17	130	109
Columbus McKinnon
7.875%, 02/01/19	112	114
Commscope 144A,
8.250%, 01/15/19	188	194
Con-way
7.250%, 01/15/18	66	73
6.700%, 05/01/34	189	180
Delphi 144A,
6.125%, 05/15/21	200	198
Dematic 144A,
8.750%, 05/01/16	240	238
DriveTime Automotive Group & DT Acceptance
12.625%, 06/15/17	120	134
E*Trade Financial
6.750%, 06/01/16	100	98
EH Holding 144A,
6.500%, 06/15/19	100	102
Equinox Holdings 144A,
9.500%, 02/01/16	110	115
FCC Holdings 144A,
12.000%, 12/15/15	100	100
FGI Operating
10.250%, 08/01/15	150	159
FMG Resources 144A,
7.000%, 11/01/15	40	41
Frontier Communications
8.500%, 04/15/20	103	112
Geo Group 144A,
6.625%, 02/15/21	75	74
Goodman Networks 144A,
12.125%, 07/01/18	200	199
Goodyear Tire & Rubber
10.500%, 05/15/16	133	150
Headwaters
7.625%, 04/01/19	95	86
HOA Restaurant 144A,
11.250%, 04/01/17	95	95
Huntington Ingalls Industries 144A,
7.125%, 03/15/21	192	199
Interface
7.625%, 12/01/18	7	7
International Lease Finance
6.250%, 05/15/19	200	195
Isle of Capri Casinos 144A,
7.750%, 03/15/19	105	106
Jaguar Land Rover 144A,
8.125%, 05/15/21	100	101
JMC Steel Group 144A,
8.250%, 03/15/18	125	127
Kraton Polymers
6.750%, 03/01/19	95	95
Kratos Defense & Security Solutions
10.000%, 06/01/17	100	105
Kratos Defense & Security Solutions 144A,
10.000%, 06/01/17	91	96
Landry's Restaurants
11.625%, 12/01/15	200	214
Manitowoc
9.500%, 02/15/18	170	185
Marfrig Overseas 144A,
9.500%, 05/04/20	125	127
Mashantucket Western Pequot Tribe 144A,
8.500%, 11/15/15(B)	700	63
Maxim Crane Works 144A,
12.250%, 04/15/15	200	200
MGM Resorts International
6.625%, 07/15/15	80	75
5.875%, 02/27/14	90	87
Midwest Vanadium 144A,
11.500%, 02/15/18	200	200
Navistar International
8.250%, 11/01/21	110	118
NCL
11.750%, 11/15/16	112	129
Nexeo Solutions 144A,
8.375%, 03/01/18	80	81
Novelis
8.750%, 12/15/20	110	119
Omega Healthcare Investors 144A,
6.750%, 10/15/22	161	159
OSI Restaurant Partners
10.000%, 06/15/15	90	95
PE Paper Escrow 144A,
12.000%, 08/01/14	150	170
PHH
9.250%, 03/01/16	39	43
Phillips-Van Heusen
7.375%, 05/15/20	200	214
Polypore International
7.500%, 11/15/17	130	137
Rain Carbon India Limited 144A,
8.000%, 12/01/18	95	101
RDS Ultra-Deepwater 144A,
11.875%, 03/15/17	175	196
Shea Homes 144A,
8.625%, 05/15/19	190	187
Sheridan Group 144A,
12.500%, 04/15/14	250	237
Southwestern Energy
7.500%, 02/01/18	200	227
STHI Holdings 144A,
8.000%, 03/15/18	100	102
Sugarhouse HSP Gaming Prop Mezz 144A,
8.625%, 04/15/16	125	129
Thompson Creek Metals 144A,
7.375%, 06/01/18	200	196
Tower Automotive Holdings USA/TA Holdings Finance 144A,
10.625%, 09/01/17	61	66
United Airlines
12.750%, 07/15/12	45	49
United Maritime Group Finance
11.750%, 06/15/15	100	104
Vulcan Materials
7.500%, 06/15/21	39	39
YCC Holdings 144A,
10.250%, 02/15/16	95	95
Total Corporate Bonds (Cost $10,782)		10,646
Term Loan - 1.3%
Roundy Supermarket
10.000%, 04/16/16	150	150
Total Term Loan (Cost $147)		150
Asset-Backed Security - 0.3%
Countrywide Asset-Backed Certificates, Ser 2003-2, Cl M2
2.661%, 03/26/33(C)	245	27
Total Asset-Backed Security (Cost $240)		27
Affiliated Mutual Fund - 4.2%
Old Mutual Cash Reserves Fund, Institutional Class, 0.00%(A)	480,866	481
Total Affiliated Mutual Fund (Cost $481)		481
Total Investments - 98.9% (Cost $11,650)†		11,304
Other Assets and Liabilities, Net - 1.1%		130
Total Net Assets - 100.0%		$11,434

144A - Security exempt from registration under Rule 144A of the securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. On June 30, 2011, the value of these securities amounted to $5,735 (000), representing 50.2% of the net assets of the Old Mutual Dwight High Yield Fund.

(A) - Investment is a fund within the Old Mutual family of funds and may be deemed to be under common control as it may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to the affiliated mutual fund. The rate reported represents the 7-day effective yield as of June 30, 2011.

(B) - Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.
(C) - Floating Rate Security. The rate reported represents the security's rate as of June 30, 2011.

Cl - Class
LP - Limited Partnership
Ser - Series

† At June 30, 2011, the approximate tax basis cost of the Fund’s investments was $11,650 (000), and the unrealized appreciation and depreciation were $393 (000) and $(739) (000), respectively.

Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2011 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Corporate Bonds	$-	$10,646	$-	$10,646
Term Loan	-	150	-	150
Asset-Backed Security	-	27	-	27
Affiliated Mutual Fund	481	-	-	481
Total Investments	$481	$10,823	$-	$11,304

Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional- size trading units of debt securities, without exclusive reliance upon exchange or over- the- counter prices. These debt securities are classified as Level 2. The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period, based on the input level assigned under the hierarchy at the beginning and end of the reporting period.

Old Mutual Dwight Intermediate Fixed Income Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2011 (Unaudited)

Description	Face Amount (000)/Shares	Value (000)
Corporate Bonds - 23.4%
Alpha Natural Resources
6.250%, 06/01/21	$240	$241
America Movil SAB de CV
3.625%, 03/30/15	250	262
American Axle & Manufacturing Holdings 144A,
9.250%, 01/15/17	91	99
Amgen
4.100%, 06/15/21	220	218
Anheuser-Busch InBev Worldwide
3.000%, 10/15/12	160	164
Appalachian Power
4.600%, 03/30/21 (F)	327	329
Appleton Papers 144A,
10.500%, 06/15/15	260	271
Applied Materials
4.300%, 06/15/21	250	251
Arcelormittal
6.125%, 06/01/18	235	252
Arrow Electronics
3.375%, 11/01/15	188	190
Ashtead Capital 144A,
9.000%, 08/15/16	161	168
Autozone
4.000%, 11/15/20	175	167
Baltimore Gas & Electric
5.900%, 10/01/16	226	260
Bank of America
5.300%, 03/15/17 (F)	452	466
Bi-Lo 144A,
9.250%, 02/15/19	90	91
BNP Paribas Home Loan 144A,
2.200%, 11/02/15	366	358
BorgWarner
4.625%, 09/15/20	29	30
Brightstar 144A,
9.500%, 12/01/16	99	106
Centurylink
5.150%, 06/15/17	325	326
Citigroup
4.750%, 05/19/15	249	263
Cleaver-Brooks 144A,
12.250%, 05/01/16	72	74
CMA CGM 144A,
8.500%, 04/15/17	176	148
CNH America
7.250%, 01/15/16	67	73
Con-way
7.250%, 01/15/18	25	27
6.700%, 05/01/34	158	151
Corn Products International
4.625%, 11/01/20	88	89
Covidien International Finance
2.800%, 06/15/15	201	206
Delta Air Lines, Ser A
5.300%, 04/15/19	134	134
Denbury Resources
9.750%, 03/01/16	90	101
Discover Bank
7.000%, 04/15/20	140	156
Dr Pepper Snapple Group
2.900%, 01/15/16	100	101
Enbridge Energy Partners
9.875%, 03/01/19	229	302
Equinox Holdings 144A,
9.500%, 02/01/16	130	137
ERAC USA Finance 144A,
5.250%, 10/01/20	162	172
FCC Holdings 144A,
12.000%, 12/15/15	48	48
Fifth Third Bancorp
3.625%, 01/25/16	115	116
First Horizon National
5.375%, 12/15/15	182	194
Freeport-McMoRan Copper & Gold
8.375%, 04/01/17	109	119
Gap
5.950%, 04/12/21	240	231
General Electric Capital, MTN
2.250%, 11/09/15 (F)	210	206
General Electric Capital, Ser G, MTN
5.720%, 08/22/11 (F)	305	308
General Electric Capital
5.900%, 05/13/14 (F)	370	411
5.300%, 02/11/21	110	115
Geo Group 144A,
6.625%, 02/15/21	86	85
Goldman Sachs Group
5.950%, 01/18/18	265	286
Goodman Networks 144A,
12.125%, 07/01/18	221	220
Goodyear Tire & Rubber
10.500%, 05/15/16 (F)	189	213
Hutchison Whampoa International 144A,
5.750%, 09/11/19	80	85
Ingersoll-Rand Global Holding
9.500%, 04/15/14	95	114
Interface
7.625%, 12/01/18	60	62
International Game Technology
5.500%, 06/15/20	70	72
International Lease Finance
6.250%, 05/15/19	142	139
Isle of Capri Casinos 144A,
7.750%, 03/15/19	30	30
JMC Steel Group 144A,
8.250%, 03/15/18	93	94
John Deere Capital, MTN
1.600%, 03/03/14	100	101
JPMorgan Chase
4.400%, 07/22/20	208	204
Keycorp, MTN
5.100%, 03/24/21	125	127
Kratos Defense & Security Solutions 144A,
10.000%, 06/01/17	64	68
Kratos Defense & Security Solutions
10.000%, 06/01/17	60	63
Landry's Restaurants
11.625%, 12/01/15	165	177
Ltd Brands
8.500%, 06/15/19	220	251
Marathon Petroleum 144A,
5.125%, 03/01/21	445	457
McKesson
3.250%, 03/01/16	95	98
Midwest Vanadium 144A,
11.500%, 02/15/18 (F)	429	428
Morgan Stanley
4.200%, 11/20/14	231	240
Nabors Industries
5.000%, 09/15/20	215	218
National Semiconductor
3.950%, 04/15/15	190	202
Navistar International
8.250%, 11/01/21	178	190
NCL
11.750%, 11/15/16	149	172
Novelis
8.750%, 12/15/20	142	153
Omnicom Group
4.450%, 08/15/20	150	149
Oneok Partners
3.250%, 02/01/16	145	147
PepsiCo
2.500%, 05/10/16	250	253
PNC Bank NA
6.000%, 12/07/17	268	301
Polypore International
7.500%, 11/15/17	159	168
Protective Life
7.375%, 10/15/19	192	218
Prudential Financial, MTN
4.500%, 11/15/20	175	174
Qwest Communications International
8.000%, 10/01/15	96	104
Rain Carbon India Limited 144A,
8.000%, 12/01/18	110	117
Royal Bank of Scotland
4.875%, 03/16/15	107	111
Safeway
6.350%, 08/15/17	207	237
Santander Holdings USA
4.625%, 04/19/16	170	171
Shell International
3.100%, 06/28/15	189	198
Sheridan Group 144A,
12.500%, 04/15/14	21	20
Simon Property Group LP
5.650%, 02/01/20	179	193
Southern Copper
5.375%, 04/16/20	226	232
SunTrust Bank
7.250%, 03/15/18	200	231
TC Pipelines LP
4.650%, 06/15/21	225	224
Teck Resources
10.250%, 05/15/16	15	18
9.750%, 05/15/14	19	23
3.850%, 08/15/17	155	157
Telefonica Emisiones SAU
3.992%, 02/16/16	149	151
Tengizchevroil Finance SARL 144A,
6.124%, 11/15/14 (F)	275	292
Texas Instruments
2.375%, 05/16/16	320	320
Tyco International Finance
3.375%, 10/15/15	118	121
United Airlines
12.750%, 07/15/12	200	216
United Maritime Group Finance
11.750%, 06/15/15	159	166
Vale Overseas Limited
5.625%, 09/15/19	62	66
Vodafone Group
2.875%, 03/16/16	205	206
Wells Fargo
3.676%, 06/15/16	255	262
Western Union
5.253%, 04/01/20	94	99
Whirlpool, MTN
8.600%, 05/01/14	50	58
Williams Partners
5.250%, 03/15/20	132	139
Xstrata Finance Canada 144A,
5.500%, 11/16/11	55	56
Total Corporate Bonds (Cost $17,643)		18,278
U.S. Government Agency Obligations - 40.3%
FNMA
6.000%, 02/01/34	143	159
6.000%, 01/01/38 (F)	64	70
6.000%, 03/01/38 (F)	1,429	1,585
5.994%, 10/01/36(B) (F)	19	21
5.500%, 01/01/38	1,196	1,302
5.500%, 04/01/38 (F)	311	340
5.500%, 09/01/39 TBA	1,011	1,101
5.500%, 03/01/40	433	472
5.500%, 04/01/40 (F)	313	343
5.500%, 06/01/40 TBA	1,085	1,174
5.500%, 06/01/40 (F)	869	941
5.000%, 01/01/41 (F)	991	1,055
4.500%, 03/01/41 (F)	990	1,032
FHLMC Gold
5.500%, 08/01/39 (F)	909	991
5.500%, 06/01/40 (F)	688	751
5.500%, 06/01/40 (F)	473	513
4.000%, 04/01/26	990	1,033
4.000%, 06/01/26 TBA	3,583	3,746
GNMA
5.000%, 07/20/41 TBA	4,500	4,880
4.500%, 08/01/41 TBA	7,900	8,310
4.000%, 08/01/41 TBA	1,680	1,706
Total U.S. Government Agency Obligations (Cost $31,509)		31,525
U.S. Treasury Obligations - 9.7%
U.S. Treasury Inflation-Indexed Bond (E)
2.375%, 01/15/25	260	357
U.S. Treasury Bills
0.200%, 05/03/12	2,000	1,997
0.200%, 06/28/12	500	499
U.S. Treasury Notes
3.125%, 05/15/21	1,088	1,085
2.375%, 05/31/18	76	75
1.750%, 05/31/16	388	389
0.500%, 05/31/13	3,208	3,211
Total U.S. Treasury Obligations (Cost $7,567)		7,613
Mortgage Related - 12.7%
Adjustable Rate Mortgage Trust, CMO, Ser 2004-4, Cl 3A1
3.070%, 03/25/35(C)	9	8
Banc of America Merrill Lynch Commercial Mortgage, CMBS, Ser 2004-5, Cl A4
4.936%, 11/10/41(C) (F)	746	800
Banc of America Mortgage Securities, CMO, Ser 2004-4, Cl 1A8
4.500%, 05/25/34 (F)	193	193
CFCRE Commercial Mortgage Trust, CMBS 144A, Ser 2011-C1, Cl A4
4.961%, 04/15/44(C)	238	241
Citigroup Mortgage Loan Trust, CMO 144A, Ser 2009-6, Cl 13A1
0.266%, 01/25/37(B) (F)	323	317
Commercial Mortgage Asset Trust, CMBS, Ser 1999-C1, Cl C
7.350%, 01/17/32(C) (F)	424	467
Credit Suisse First Boston Mortgage Securities, CMBS, Ser 1997-C2, Cl D
7.270%, 01/17/35 (F)	6	7
Credit Suisse First Boston Mortgage Securities, CMBS, Ser 2005-C5, Cl AM
5.100%, 08/15/38(C) (F)	350	354
Fannie Mae REMICS, CMO, Ser 2007-78, Cl PB
6.000%, 08/25/31 (F)	204	209
FHLMC Multifamily Structured Pass Through Certificates, CMO, Ser 2006-K001, Cl A3
5.469%, 01/25/12(C) (F)	1	1
Freddie Mac REMICS, CMO
5.000%, 10/15/31 (F)	590	623
Freddie Mac REMICS, CMO, Ser 2005-2975, Cl PK
5.500%, 09/15/33 (F)	110	118
GMAC Commercial Mortgage Securities, CMBS, Ser 2003-C2, Cl A1
4.576%, 05/10/40 (F)	519	539
JPMorgan Chase Commercial Mortgage Securities, CMBS, Ser 2005-LDP5, Cl A4
5.205%, 12/15/44(C)	345	376
JPMorgan Chase Commercial Mortgage Securities, CMBS, Ser 2007-CB20, Cl A3
5.819%, 02/12/51	350	372
JPMorgan Chase Commercial Mortgage Securities, CMBS 144A, Ser 2011-C3, Cl A3
4.388%, 02/16/46	281	285
JPMorgan Chase Commercial Mortgage Securities, CMBS, Ser 2001-CIB2, Cl D
6.847%, 04/15/35(C) (F)	150	150
JPMorgan Chase Commercial Mortgage Securities, CMBS, Ser 2006-LDP9, Cl A3
5.336%, 05/15/47	185	197
LB-UBS Commercial Mortgage Trust, CMBS, Ser 2005-C7, Cl AM
5.263%, 11/15/40(C) (F)	555	577
LB-UBS Commercial Mortgage Trust, CMBS, Ser 2005-C3, Cl AM
4.794%, 07/15/40	320	329
Master Adjustable Rate Mortgages Trust, CMO, Ser 2004-13, Cl 3A6
2.770%, 11/21/34(B) (F)	621	611
Morgan Stanley Dean Witter Capital I, CMBS, Ser 2002-HQ, Cl A3
6.510%, 04/15/34 (F)	33	33
Morgan Stanley REREMIC Trust, CMBS 144A, Ser 2009-GG10, Cl A4A
5.800%, 08/12/45(C)	96	105
PHH Mortgage Capital, CMO, Ser 2008-CIM2, Cl 5A1
6.000%, 07/25/38 (F)	809	835
Protective Finance, CMBS 144A, Ser 2007-PLA, Cl A1
5.325%, 03/14/38 (F)	261	265
Salomon Brothers Mortgage Securities VII, CMO, Ser 2003-NBC1, Cl AV4
4.683%, 03/25/33(C) (F)	186	185
Sequoia Mortgage Trust, CMO, Ser 2011-1, Cl A1
4.125%, 02/25/41(C) (F)	389	390
Wachovia Bank Commercial Mortgage Trust, CMBS, Ser 2005-C20, Cl AMFX
5.179%, 07/15/42(C) (F)	80	83
Wells Fargo Mortgage Backed Securities Trust, CMO, Ser 2003-G, Cl A1
4.100%, 06/25/33(B) (F)	805	820
Wells Fargo Mortgage Backed Securities Trust, CMO, Ser 2004-3, Cl A1
4.750%, 04/25/19 (F)	467	475
Total Mortgage Related (Cost $9,877)		9,965
Asset-Backed Securities - 7.1%
Automobiles - 3.4%
Ally Master Owner Trust 144A, Ser 2010-3, Cl A
2.880%, 04/15/15 (F)	594	611
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/16 (F)	640	648
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/16 (F)	400	401
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A2
0.840%, 06/09/14 (F)	570	570
AmeriCredit Automobile Receivables Trust, Ser 2011-2, Cl A2
0.900%, 09/08/14	191	191
Mercedes-Benz Auto Receivables Trust, Ser 2010-1, Cl A3
1.420%, 08/15/14	250	252
Total Automobiles		2,673
Credit Cards - 2.4%
Cabela's Master Credit Card Trust 144A, Ser 2009-1A, Cl A
2.187%, 03/16/15(B)	375	379
Capital One Multi-Asset Execution Trust, Ser 2007-A4, Cl A4
0.217%, 03/16/15(B) (F)	400	399
Citibank Omni Master Trust 144A, Ser 2009-A12, Cl A12
3.350%, 08/15/16 (F)	671	687
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.120%, 02/15/16 (F)	420	426
Total Credit Cards		1,891
Home Equity - 0.6%
CIT Group Home Equity Loan Trust, Ser 2002-1, Cl AF5
6.710%, 02/25/33(D) (F)	4	2
Equivantage Home Equity Loan Trust, Ser 1996-3, Cl A3
7.700%, 09/25/27 (F)	3	3
FHLMC Structured Pass Through Securities, Ser T-20, Cl A5
7.218%, 12/25/29(D) (F)	396	426
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.336%, 03/20/36(B) (F)	52	48
Residential Asset Securities, Ser 2001-KS3, Cl AI6
5.960%, 09/25/31(C) (F)	15	15
Total Home Equity		494
Other - 0.7%
Fannie Mae Whole Loan, Ser 2001-W2, Cl AF6
6.589%, 10/25/31 (D) (F)	223	254
Oil & Gas Royalty Trust 144A, Ser 2005-1A, Cl A
5.090%, 07/28/12 (G)	79	80
TXU Electric Delivery Transition Bond, Ser 2004-1, Cl A2
4.810%, 11/17/14 (F)	193	200
Total Other		534
Total Asset-Backed Securities (Cost $5,527)		5,592
Municipal Bonds - 4.6%
City of St Louis, Missouri
5.250%, 07/01/31 (F)	1,250	1,250
Commonwealth of Pennsylvania
5.850%, 07/15/30	250	254
Dallas Independent School District
6.450%, 02/15/35	250	273
East Bay Municipal Utility District
5.874%, 06/01/40 (F)	450	470
Kentucky State Property & Building Commission
5.000%, 08/01/18	155	156
Louisiana Local Government Environmental Facilities & Community Development Authority
1.520%, 02/01/18 (F)	440	442
New York City Municipal Water Finance Authority
6.011%, 06/15/42	230	252
State of Washington
5.140%, 08/01/40	260	257
Virginia Commonwealth Transportation Board
5.350%, 05/15/35	200	205
Total Municipal Bonds (Cost $3,500)		3,559
Affiliated Mutual Fund - 25.9%
Old Mutual Cash Reserves Fund, Institutional Class, 0.00%(A)	20,300,220	20,300
Total Affiliated Mutual Fund (Cost $20,300)		20,300
Total Investments - 123.7% (Cost $95,923)†		96,832
Other Assets and Liabilities, Net - (23.7)%		(18,532)
Total Net Assets - 100.0%		$78,300

144A - Security exempt from registration under Rule 144A of the securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. On June 30, 2011, the value of these securities amounted to $6,594 (000), representing 8.4% of the net assets of the Old Mutual Dwight Intermediate Fixed Income Fund.

(A) - Investment is a fund within the Old Mutual family of funds and may be deemed to be under common control as it may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to the affiliated mutual fund. The rate reported represents the 7-day effective yield as of June 30, 2011.

(B) Floating Rate Security - The rate reported represents the security's rate as of June 30, 2011.
(C) Variable Rate Security - The rate reported represents the security's rate as of June 30, 2011.
(D) The rate shown reflects the coupon rate after the step date.
(E) Inflation-Indexed Bond - The principal amount of this security is adjusted for inflation.
(F) All or a portion of this security is held as cover for TBAs.
(G) Security deemed to be illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. On June 30, 2011, the value of these securities amounted to $80 (000), representing 0.1% of the net assets of the Old Mutual Dwight Intermediate Fixed Income Fund.

Cl - Class
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
LP - Limited Partnership
MTN - Medium Term Note
REMICS - Real Estate Mortgage Investment Conduit
Ser - Series
TBA - Security traded under delayed delivery commitments settling after June 30, 2011. Income on this security will not be earned until the settlement date.

† At June 30, 2011, the approximate tax basis cost of the Fund’s investments was $95,923 (000), and the unrealized appreciation and depreciation were $1,163 (000) and $(254) (000), respectively.

Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2011 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Corporate Bonds	$-	$18,278	$-	$18,278
U.S. Government Agency Obligations	-	31,525	-	31,525
U.S. Treasury Obligations	-	7,613	-	7,613
Mortgage Related	-	9,965	-	9,965
Asset-Backed Securities	-	5,512	80	5,592
Municipal Bonds	-	3,559	-	3,559
Affiliated Mutual Fund	20,300	-	-	20,300
Total Investments	$20,300	$76,452	$80	$96,832

Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional- size trading units of debt securities, without exclusive reliance upon exchange or over- the- counter prices. These debt securities are classified as Level 2. The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period, based on the input level assigned under the hierarchy at the beginning and end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used in determining fair value (000).

Balance as of March 31, 2011	$42
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Accrued discounts/premiums	-
Purchases	59
Sales	(21)
Transfers in and/or out of Level 3	-
Balance as of June 30, 2011	$80

The information used in the above reconciliation represents fiscal year to date activity for any investment in securities identified as using Level 3 inputs at either the beginning or the end of the current reporting period. Transfers in and/or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security where a change in the input level occurred from the beginning to the end of the reporting period.

Old Mutual Dwight Short Term Fixed Income Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2011 (Unaudited)

Description	Face Amount (000)/Shares	Value (000)
Corporate Bonds - 33.3%
Alabama Power, Ser 07-D
4.850%, 12/15/12	$1,800	$1,903
Andrew W Mellon Foundation
3.950%, 08/01/14	2,500	2,693
Anheuser-Busch InBev Worldwide
5.375%, 11/15/14	150	168
Bank of America
5.375%, 09/11/12	1,350	1,415
Bank of Montreal 144A,
2.850%, 06/09/15	2,000	2,072
BNP Paribas Home Loan 144A,
2.200%, 11/02/15	1,134	1,108
Carolina Power & Light
6.500%, 07/15/12	1,225	1,297
CDP Financial 144A,
3.000%, 11/25/14	3,500	3,641
Citigroup
2.875%, 12/09/11	1,100	1,113
Citigroup Funding
1.875%, 11/15/12	3,000	3,055
Daimler Finance
6.500%, 11/15/13	1,500	1,669
Danaher
1.300%, 06/23/14	300	300
DNB Nor Boligkreditt 144A,
2.100%, 10/14/15	1,000	988
Erac USA Finance 144A,
2.250%, 01/10/14	1,200	1,212
European Investment Bank
3.000%, 04/08/14	2,200	2,313
Goldman Sachs Group
3.250%, 06/15/12	2,000	2,056
Hewlett-Packard
1.550%, 05/30/14	215	216
HSBC Bank 144A,
1.625%, 07/07/14	1,000	997
HSBC USA
3.125%, 12/16/11	2,438	2,471
Ingersoll-Rand Global Holding
9.500%, 04/15/14	120	144
Kreditanstalt fuer Wiederaufbau
3.500%, 03/10/14	2,450	2,611
Microsoft
0.875%, 09/27/13	200	200
Midamerican Energy Holdings
5.875%, 10/01/12	1,000	1,061
Pfizer
4.450%, 03/15/12	1,800	1,851
Philip Morris International
2.500%, 05/16/16	450	451
PNC Funding
2.300%, 06/22/12	1,500	1,530
Regions Bank, MTN
3.250%, 12/09/11	2,124	2,153
Safeway
6.250%, 03/15/14	110	122
Sanofi-Aventis
1.625%, 03/28/14	350	354
Sempra Energy
2.000%, 03/15/14	1,000	1,009
Texas Instruments
2.375%, 05/16/16	540	540
1.375%, 05/15/14	710	713
Toronto-Dominion Bank 144A,
2.200%, 07/29/15	1,300	1,317
US Central Federal Credit Union
1.900%, 10/19/12	3,300	3,359
Yale University, MTN
2.900%, 10/15/14	3,212	3,384
Total Corporate Bonds (Cost $50,169)		51,486
Mortgage Related - 20.7%
Banc of America Commercial Mortgage, CMBS, Ser 2004-4, Cl A6
4.877%, 07/10/42(C)	777	827
Banc of America Commercial Mortgage, CMBS, Ser 2002-2, Cl A3
5.118%, 07/11/43	517	525
Banc of America Mortgage Securities, CMO, Ser 2004-4, Cl 1A8
4.500%, 05/25/34	393	393
Bear Stearns Commercial Mortgage Securities, CMBS, Ser 2002-TOP6, Cl A2
6.460%, 10/15/36	355	362
Bear Stearns Commercial Mortgage Securities, CMBS, Ser 2002-PBW1, Cl A1
3.970%, 11/11/35(C)	44	44
Bear Stearns Commercial Mortgage Securities, CMBS, Ser 2002-PBW1, Cl A2
4.720%, 11/11/35(C)	775	796
Citigroup Mortgage Loan Trust, CMO 144A, Ser 2009-6, Cl 13A1
0.266%, 01/25/37(B)	637	626
Commercial Mortgage Pass Through Certificates, CMBS, Ser 2005-LP5, Cl A2
4.630%, 05/10/43	157	158
Credit Suisse First Boston Mortgage Securities, CMBS, Ser 2003-C4, Cl A4
5.137%, 08/15/36(C)	772	818
Credit Suisse First Boston Mortgage Securities, CMBS, Ser 1997-C2, Cl D
7.270%, 01/17/35	18	18
DB-UBS Mortgage Trust, CMBS 144A, Ser 2011-LC1A, Cl A1
3.742%, 11/10/46	497	509
FDIC Structured Sale Guaranteed Notes, CMO 144A, Ser 2010-S1, Cl 2A
3.250%, 04/25/38	1,679	1,718
First Union National Bank, CMBS, Ser 2002-C1, Cl A2
6.141%, 02/12/34	825	838
GE Capital Commercial Mortgage, CMBS, Ser 2001-2, Cl A4
6.290%, 08/11/33	89	89
GMAC Commercial Mortgage Securities, CMBS, Ser 2004-C3, Cl A4
4.547%, 12/10/41	787	793
Greenwich Capital Commercial Funding, CMBS, Ser 2005-GG3, Cl A2
4.305%, 08/10/42	1,144	1,148
GS Mortgage Securities, CMBS, Ser 2003-C1, Cl A3
4.608%, 01/10/40	452	470
GS Mortgage Securities, CMBS, Ser 2005-GG4, Cl ADP
3.452%, 07/10/39	95	95
GS Mortgage Securities II, CMBS, Ser 2007-GG10, Cl A2
5.778%, 08/10/45(C)	463	475
GSR Mortgage Loan Trust, CMO, Ser 2005-AR3, Cl 3A2
2.763%, 05/25/35(C)(G)	1,104	407
JPMorgan Chase Commercial Mortgage Securities, CMBS, Ser 2003-CB6, Cl A1
4.393%, 07/12/37	1,056	1,073
JPMorgan Chase Commercial Mortgage Securities, CMBS, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/42	450	463
JPMorgan Chase Commercial Mortgage Securities, CMBS, Ser 2005-LDP1, Cl A2
4.625%, 03/15/46	589	595
LB-UBS Commercial Mortgage Trust, CMBS, Ser 2004-C2, Cl A4
4.367%, 03/15/36	559	592
LB-UBS Commercial Mortgage Trust, CMBS, Ser 2003-C5, Cl A4
4.685%, 07/15/32(C)	747	788
LB-UBS Commercial Mortgage Trust, CMBS, Ser 2002-C7, Cl A4
4.960%, 12/15/31	792	827
LB-UBS Commercial Mortgage Trust, CMBS, Ser 2005-C7, Cl AAB
5.170%, 11/15/30	500	528
LB-UBS Commercial Mortgage Trust, CMBS, Ser 2001-C7, Cl A5
6.133%, 12/15/30	262	263
LB-UBS Commercial Mortgage Trust, CMBS, Ser 2002-C1, Cl A4
6.462%, 03/15/31	757	773
LB-UBS Commercial Mortgage Trust, CMBS, Ser 2002-C4, Cl A5
4.853%, 09/15/31	1,541	1,595
MLCC Mortgage Investors, CMO, Ser 2004-1, Cl 1A
2.261%, 12/25/34(C)(F)	876	785
Morgan Stanley Capital I, CMBS 144A, Ser 2011-C1, Cl A2
3.884%, 09/15/47	515	530
Morgan Stanley Dean Witter Capital I, CMBS, Ser 2002-IQ3, Cl A4
5.080%, 09/15/37	595	616
Morgan Stanley Dean Witter Capital I, CMBS, Ser 2002-TOP7, Cl A2
5.980%, 01/15/39	671	689
Nomura Asset Securities, CMBS, Ser 1998-D6, Cl A2
7.067%, 03/15/30(C)	1,013	1,091
PHH Mortgage Capital, CMO, Ser 2008-CIM2, Cl 5A1
6.000%, 07/25/38	1,641	1,694
Protective Finance, CMBS 144A, Ser 2007-PLA, Cl A1
5.325%, 03/14/38	293	297
Prudential Commercial Mortgage Trust, CMBS, Ser 2003-PWR1, Cl A1
3.669%, 02/11/36	391	391
Prudential Commercial Mortgage Trust, CMBS, Ser 2003-PWR1, Cl A2
4.493%, 02/11/36	705	734
Salomon Brothers Mortgage Securities VII, CMO, Ser 2003-NBC1, Cl AV4
4.683%, 03/25/33(C)	370	368
Sequoia Mortgage Trust, CMO, Ser 2004-12, Cl A1
0.456%, 01/20/35(B)(F)	865	691
Structured Asset Securities, CMO, Ser 2002-21A, Cl 4A1
2.664%, 11/25/32(C)	1,623	1,456
TIAA Seasoned Commercial Mortgage Trust, CMBS, Ser 2007-C4, Cl A1
5.575%, 08/15/39(C)	308	310
Wells Fargo Mortgage Backed Securities Trust, CMO, Ser 2005-AR3, Cl 2A1
2.800%, 03/25/35(C)(F)	1,559	1,474
Wells Fargo Mortgage Backed Securities Trust, CMO, Ser 2004-3, Cl A1
4.750%, 04/25/19	945	963
Wells Fargo Mortgage Backed Securities Trust, CMO, Ser 2003-G, Cl A1
4.100%, 06/25/33(B)	1,212	1,233
Wells Fargo Mortgage Backed Securities Trust, CMO, Ser 2002-18, Cl 2A4
6.000%, 12/25/32(F)	42	43
Total Mortgage Related (Cost $33,125)		31,971
U.S. Government Agency Obligations - 20.9%
FHLB
1.750%, 08/22/12	2,500	2,540
FNMA
5.500%, 01/01/19(F)	2,412	2,624
5.500%, 12/25/28(F)	599	606
5.500%, 04/01/38	37	41
5.500%, 09/01/39	91	99
5.500%, 04/01/40	28	30
5.000%, 07/25/28(F)	1,048	1,062
5.000%, 01/01/30	1,241	1,327
5.000%, 04/25/31	1,600	1,705
5.000%, 07/25/31	1,250	1,331
1.300%, 12/30/13	1,730	1,738
1.125%, 10/08/13	2,000	2,022
FHLMC
5.250%, 04/15/33(F)	991	1,019
5.000%, 01/15/17(F)	386	392
5.000%, 12/15/22(F)	354	359
5.000%, 11/15/26(F)	219	220
5.000%, 10/15/31	586	597
5.000%, 01/15/32	1,243	1,311
4.500%, 07/15/16(F)	361	363
4.250%, 08/15/24(F)	431	438
2.125%, 03/23/12(F)	2,000	2,026
1.750%, 06/15/12	1,800	1,824
FHLMC Gold
5.500%, 08/01/39	83	90
5.500%, 06/01/40	57	62
4.000%, 04/01/26	891	929
4.000%, 04/01/26	2,070	2,159
4.000%, 06/01/26 TBA	1,095	1,145
GNMA
5.000%, 07/20/41 TBA	4,000	4,338
Total U.S. Government Agency Obligations (Cost $32,357)		32,397
U.S. Treasury Obligations - 5.7%
U.S. Treasury Inflation Indexed Notes
1.125%, 01/15/21(E)	1,500	1,602
U.S. Treasury Notes
1.750%, 05/31/16	4,629	4,636
0.750%, 05/31/12	2,489	2,501
0.750%, 06/15/14	14	14
Total U.S. Treasury Obligations (Cost $8,718)		8,753
Asset-Backed Securities - 15.3%
Automobiles - 10.6%
Ally Auto Receivables Trust, Ser 2010-2, Cl A3
1.380%, 07/15/14	1,000	1,006
Ally Auto Receivables Trust, Ser 2010-1, Cl A3
1.450%, 05/15/14	433	436
Ally Auto Receivables Trust, Ser 2010-3, Cl A3
1.110%, 10/15/14	1,225	1,230
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/16	1,685	1,707
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/16	790	792
Ally Master Owner Trust 144A, Ser 2010-3, Cl A
2.880%, 04/15/15	276	284
AmeriCredit Automobile Receivables Trust, Ser 2009-1, Cl A3
3.040%, 10/15/13	2,237	2,263
Ford Credit Auto Owner Trust, Ser 2010-A, Cl A3
1.320%, 06/15/14	1,500	1,509
Ford Credit Auto Owner Trust, Ser 2009-E, Cl A3
1.510%, 01/15/14	2,952	2,970
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.120%, 02/15/16	945	959
Honda Auto Receivables Owner Trust, Ser 2010-3, Cl A3
0.700%, 05/21/13	1,350	1,351
Mercedes-Benz Auto Receivables Trust, Ser 2010-1, Cl A3
1.420%, 08/15/14	500	504
Toyota Auto Receivables Owner Trust, Ser 2010-C, Cl A3
0.770%, 04/15/14	1,420	1,422
Total Automobiles		16,433
Credit Card - 2.4%
Cabela's Master Credit Card Trust 144A, Ser 2009-1A, Cl A
2.187%, 03/16/15(B)	2,200	2,223
Citibank Omni Master Trust 144A, Ser 2009-A12, Cl A12
3.350%, 08/15/16	1,379	1,412
Total Credit Card		3,635
Other - 2.3%
Entergy Gulf States Reconstruction Funding, Ser 2007-A, Cl A1
5.510%, 10/01/13 (F)	1,290	1,337
Entergy Texas Restoration Funding, Ser 2009-A, Cl A1
2.120%, 02/01/16	1,629	1,667
Fannie Mae,
Ser 2001-W4, CI AF5
6.114%, 02/25/32(D)(F)	142	156
Oil & Gas Royalty Trust 144A, Ser 2005-1A, Cl A
5.090%, 07/28/12(G)	410	415
Total Other		3,575
Total Asset-Backed Securities (Cost $23,513)		23,643
Municipal Bonds - 2.4%
City of St Louis, Missouri
5.250%, 07/01/31	2,535	2,535
Kentucky State Property & Building Commission
5.000%, 08/01/18	310	311
Louisiana Local Government Environmental Facilities & Community Development Authority
1.110%, 02/01/16	950	949
Total Municipal Bonds (Cost $3,818)		3,795
Affiliated Mutual Fund - 5.6%
Old Mutual Cash Reserves Fund, Institutional Class, 0.00%(A)	8,662,723	8,663
Total Affiliated Mutual Fund (Cost $8,663)		8,663
Total Investments - 103.9% (Cost $160,363)†		160,708
Other Assets and Liabilities, Net - (3.9)%		(6,036)
Total Net Assets - 100.0%		$154,672

144A - Security exempt from registration under Rule 144A of the securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. On June 30, 2011, the value of these securities amounted to$19,349(000), representing 12.5% of the net assets of the Old Mutual Dwight Short Term Fixed Income Fund.

(A) - Investment is a fund within the Old Mutual family of funds and may be deemed to be under common control as it may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to the affiliated mutual fund. The rate reported represents the 7-day effective yield as of June 30, 2011.

(B) Floating Rate Security - The rate reported represents the security's rate as of June 30, 2011.
(C) Variable Rate Security - The rate reported represents the security's rate as of June 30, 2011.
(D) The rate shown reflects the coupon rate after the step date.
(E) Inflation-Indexed Note - The principal amount of this security is adjusted for inflation.
(F) All or a portion of this security is held as cover for TBAs.
(G) Security deemed to be illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. On June 30, 2011, the value of these securities amounted to $822 (000), representing 0.5% of the net assets of the Old Mutual Dwight Short Term Fixed Income Fund.

Cl - Class
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
MTN - Medium Term Note
Ser - Series
TBA - Security traded under delayed delivery commitments settling after June 30, 2011. Income on this security will not be earned until the settlement date.

† At June 30, 2011, the approximate tax basis cost of the Fund’s investments was $160,363 (000), and the unrealized appreciation and depreciation were $1,882 (000) and $(1,537) (000), respectively.

Cost figures are shown with "000's" omitted.

Other Information:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2011 in valuing the Fund’s net assets were as follows (000):

Description	Level 1	Level 2	Level 3	Total
Investments
Corporate Bonds	$-	$51,486	$-	$51,486
Mortgage Related	-	33,383	-	33,383
U.S. Government Agency Obligations	-	32,553	-	32,553
U.S. Treasury Obligations	-	8,753	-	8,753
Asset-Backed Securities	-	21,660	415	22,075
Municipal Bonds	-	3,795	-	3,795
Affiliated Mutual Fund	8,663	-	-	8,663
Total Investments	$8,663	$151,630	$415	$160,708

Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional- size trading units of debt securities, without exclusive reliance upon exchange or over- the- counter prices. These debt securities are classified as Level 2. The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period, based on the input level assigned under the hierarchy at the beginning and end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used in determining fair value (000).

Investments
Balance as of March 31, 2011	$405
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(3)
Accrued discounts/premiums	-
Purchases	120
Sales	(107)
Transfers in and/or out of Level 3	-
Balance as of June 30, 2011	$415

The information used in the above reconciliation represents fiscal year to date activity for any investment in securities identified as using Level 3 inputs at either the beginning or the end of the current reporting period. Transfers in and/or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security where a change in the input level occurred from the beginning to the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Item 2.                      Controls and Procedures.

(a)           Based on an evaluation of the Disclosure Controls and Procedures of Old Mutual Funds II (the “registrant”) as of a date within 90 days of the filing date of this report, the registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant’s management, including the registrant’s PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)           During the quarter ended June 30, 2011, there has been no change in the registrant’s internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

Attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OLD MUTUAL FUNDS II

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, President

Date:	August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, Principal Executive Officer

Date:	August 19, 2011

By:	/s/ Robert T. Kelly
Robert T. Kelly, Principal Financial Officer

Date:	August 19, 2011